UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marcus L. Collins

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2023

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

3.31.2023

Semi-Annual Report

RIVERNORTH CORE OPPORTUNITY FUND

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

RIVERNORTH/OAKTREE HIGH INCOME FUND

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	16
RiverNorth/Oaktree High Income Fund	66
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	84
RiverNorth/DoubleLine Strategic Income Fund	85
RiverNorth/Oaktree High Income Fund	86
Statement of Operations
RiverNorth Core Opportunity Fund	87
RiverNorth/DoubleLine Strategic Income Fund	88
RiverNorth/Oaktree High Income Fund	89
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	90
RiverNorth/DoubleLine Strategic Income Fund	92
RiverNorth/Oaktree High Income Fund	94
Financial Highlights
RiverNorth Core Opportunity Fund	96
RiverNorth/DoubleLine Strategic Income Fund	104
RiverNorth/Oaktree High Income Fund	112
Notes to Financial Statements	119
Additional Information	141
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	142

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2023.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

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RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Real Estate Investment Trust ("REIT") Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Small-Cap Risk – small cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2023	3

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rate lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2023.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2023	5

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk –exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk –there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Unrated Security Risk – Unrated securities determined by the sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. U.S. Government Securities Risk – There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine Capital LP, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (Standard & Poor's, Moody’s and Fitch). Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2023	7

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2023.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed- End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate ("LIBOR") and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2023	9

RiverNorth Funds	Portfolio Update

March 31, 2023 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree Capital Management, L.P., the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2023 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the "Trust" or "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2022, and held for the six months ended March 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2023	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2023 (Unaudited)

	Beginning Account Value 10/01/2022	Ending Account Value 03/31/2023	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,109.90	1.65%	$8.68
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	1.65%	$8.30
Class R Shares
Actual	$1,000.00	$1,108.40	1.90%	$9.99
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	1.90%	$9.55
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Class I Shares
Actual	$1,000.00	$1,047.20	0.93%	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	0.93%	$4.68
Class R Shares
Actual	$1,000.00	$1,044.60	1.18%	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	1.18%	$5.94
RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,076.50	1.35%	$6.99
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79
Class R Shares
Actual	$1,000.00	$1,076.50	1.60%	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 80.59%
152,317	AllianzGI Convertible & Income 2024 Target Term Fund	$1,312,973
22,841	Barings Global Short Duration High Yield Fund	294,649
289,260	Blackrock Capital Allocation Trust	4,379,397
74,247	BlackRock Debt Strategies Fund, Inc.	706,089
298,094	Blackrock ESG Capital Allocation Trust	4,653,247
29,722	Blackrock Health Sciences Trust II	496,655
73,949	Blackstone/GSO Senior Floating Rate Term Fund	937,304
57,348	Calamos Long/Short Equity & Dynamic Income Trust	886,027
120,371	Clough Global Equity Fund	729,448
142,496	Clough Global Opportunities Fund	696,805
110,321	First Trust Energy Infrastructure Fund	1,582,003
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,781,603
317,804	First Trust New Opportunities MLP & Energy Fund	1,900,468
73,208	Franklin Limited Duration Income Trust	452,425
61,607	KKR Income Opportunities Fund	676,445
50,164	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	226,741
103,165	Nuveen Corporate Income 2023 Target Term Fund	948,086
88,646	Nuveen Credit Strategies Income Fund	452,981
70,636	Nuveen Preferred & Income Securities Fund	456,309
72,199	Nuveen Variable Rate Preferred & Income Fund	1,143,632
97,571	Pershing Square Holdings Ltd.	3,400,349
26,353	PGIM Global High Yield Fund, Inc.	289,092
19,349	PGIM Short Duration High Yield Opportunities Fund	286,752
62,323	PIMCO Access Income Fund	925,497
62,398	PIMCO Dynamic Income Fund	1,124,412
154,989	PIMCO Dynamic Income Opportunities Fund	1,921,864
85,475	Special Opportunities Fund, Inc.	935,097
273,355	Virtus Total Return Fund, Inc.	1,769,974
169,861	Western Asset Inflation-Linked Opportunities & Income Fund	1,554,228

TOTAL CLOSED-END FUNDS
(Cost $37,975,560)		36,920,552

BUSINESS DEVELOPMENT COMPANIES - 0.89%
22,012	FS KKR Capital Corp.	407,222

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $396,453)		407,222

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 2.74%
68,427	Invesco FTSE RAFI Emerging Markets Portfolio	1,256,320

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,265,701)		1,256,320

PREFERRED STOCKS - 0.83%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	380,263

TOTAL PREFERRED STOCKS
(Cost $378,878)		380,263

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.90%
United States - 1.90%
$1,978	New Mountain Finance Corp.	5.75%	08/15/2023	1,975
977,764	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	867,495

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $981,046)				869,470

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 2.57%
Investment Companies - 1.76%
164,009	Blackstone Private Credit Fund	3.25%	03/15/2027	139,524
495,561	Owl Rock Capital Corp.	3.40%	07/15/2026	438,271
249,936	OWL Rock Core Income Corp.	4.70%	02/08/2027	226,140
				803,935
Private Equity - 0.81%

437,712	Hercules Capital, Inc.	2.63%	09/16/2026	370,940

TOTAL U.S. CORPORATE BONDS
(Cost $1,164,046)				1,174,875

U.S. GOVERNMENT BONDS AND NOTES - 4.37%
1,000,000	U.S. Treasury Notes	4.25%	12/31/2024	$1,001,035
1,000,000	U.S. Treasury Notes	4.13%	01/31/2025	999,844

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $1,988,696)				2,000,879

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Shares/Description				Value
Warrants - 0.02%
13,110	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 05/10/2024			372
7,024	Ares Acquisition Corp., Strike Price 11.50, Expires 12/31/2027			6,181
8,081	Churchill Capital Corp. VI, Strike Price 11.50, Expires 12/31/2027			889
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028			1,001
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026			1,099
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 12/31/2028			873

TOTAL WARRANTS
(Cost $51,465)				10,415

Short-Term Investments - 9.01%
Money Market Fund - 6.87%
3,144,791	State Street Institutional Trust (7 Day Yield 4.53%)			$3,144,791
U.S. Treasury - 2.14%
1,000,00
0	United States Treasury Bills(a)	0.00%	08/17/2023	$982,291

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,126,391)				4,127,082

TOTAL INVESTMENTS - 102.92%
(Cost $48,328,236)				$47,147,078
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.92)%				(1,336,809)
NET ASSETS - 100.00%				$45,810,269

(a)	Non-income producing security.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 15.92%
96,479	Apollo Tactical Income Fund, Inc.	$1,169,326
383,908	Barings Global Short Duration High Yield Fund	4,952,413
1,207,587	BlackRock Corporate High Yield Fund, Inc.	10,530,159
338,476	BlackRock Credit Allocation Income Trust	3,482,918
293,653	Blackstone Long-Short Credit Income Fund	3,203,754
894,698	Blackstone Strategic Credit 2027 Term Fund	9,528,534
166,245	Blackstone/GSO Senior Floating Rate Term Fund	2,107,155
764,339	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	6,084,138
695,542	First Trust High Yield Opportunities 2027 Term Fund	9,709,766
352,954	Franklin Limited Duration Income Trust	2,181,256
265,292	Invesco Dynamic Credit Opportunity Fund	2,936,781
71,425	Morgan Stanley Emerging Markets Debt Fund, Inc.	459,977
651,337	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,944,043
689,205	Nuveen Core Plus Impact Fund	7,043,675
1,938,852	Nuveen Credit Strategies Income Fund	9,907,534
2,846,487	Nuveen Preferred & Income Securities Fund	18,388,306
879,730	Nuveen Preferred Income Opportunities Fund	5,788,623
724,829	PGIM Global High Yield Fund, Inc.	7,951,374
624,024	PGIM High Yield Bond Fund, Inc.	7,613,093
502,079	PGIM Short Duration High Yield Opportunities Fund	7,440,811
233,127	PIMCO Access Income Fund	3,461,936
744,807	PIMCO Dynamic Income Fund	13,421,422
2,132,640	PIMCO High Income Fund	10,172,693
32,880	PIMCO Income Strategy Fund	267,314
1,077,061	PIMCO Income Strategy Fund II	7,722,527
331,750	Virtus AllianzGI Diversified Income & Convertible Fund(a)	7,159,165
682,253	Western Asset Diversified Income Fund	9,073,965
1,672,235	Western Asset Emerging Markets Debt Fund, Inc.	14,364,499
3,200,944	Western Asset High Income Opportunity Fund, Inc.	12,195,597
1,274,618	Western Asset Inflation-Linked Opportunities & Income Fund	11,662,755

TOTAL CLOSED-END FUNDS
(Cost $242,936,367)		212,925,509

BUSINESS DEVELOPMENT COMPANIES - 0.39%
215,433	FS KKR Capital Corp.	3,985,511
1,292,347	Golub Capital BDC, Inc., 3.375%, 04/15/2024(b)	1,242,776

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $5,453,601)		5,228,287

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.47%
49,593	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,163,948

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Shares/Description		Value
5,770,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026(b)	$5,119,277

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $6,982,092)		6,283,225

OPEN-END FUNDS - 2.37%
3,748,448	RiverNorth/Oaktree High Income Fund, Class I(c)	31,717,870

TOTAL OPEN-END FUNDS
(Cost $36,089,582)		31,717,870

PREFERRED STOCKS - 0.48%
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026(b)	5,657,810
32,069	Oxford Square Capital Corp., 6.500%, 03/30/2024	782,483
8,906	Riverbed Tech Pref A, 1.500%, 11/17/2028(b)	2,271

TOTAL PREFERRED STOCKS
(Cost $7,148,165)		6,442,564

SPECIAL PURPOSE ACQUISITION COMPANIES - 1.04%
1,693,856	Barings BDC, Inc.	13,449,217
5,476	Bright Bidco Equity (Dr)(b)	95,830
1,113	Intelsat Jackson Holdings SA, Series A(b)	8,904
1,113	Intelsat Jackson Holdings SA, Series B(b)	9,460
10,628	Intelsat SA/Luxembourg(b)	297,584

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $18,252,087)		13,860,995

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 3.82%
Argentina - 0.07%
$150,000	Pampa Energia SA(d)	9.13%	04/15/2029	$136,327
300,000	YPF SA	8.50%	06/27/2029	227,241
850,000	YPF SA	7.00%	12/15/2047	534,748
				898,316
Australia - 0.31%
1,000,000	APA Infrastructure, Ltd.(d)	4.25%	07/15/2027	970,234
395,000	Australia & New Zealand Banking Group, Ltd.(d)(e)	5Y US TI + 1.70%	11/25/2035	305,143
265,000	Commonwealth Bank of Australia(d)	4.32%	01/10/2048	203,527

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$845,000	Macquarie Group, Ltd.(d)(e)	1D US SOFR + 1.532%	01/14/2033	$685,164
475,000	National Australia Bank, Ltd.(d)	2.99%	05/21/2031	382,201
340,000	NBN Co., Ltd.(d)	1.45%	05/05/2026	307,529
500,000	Sydney Airport Finance Co. Pty, Ltd.(d)	3.38%	04/30/2025	483,249
500,000	Sydney Airport Finance Co. Pty, Ltd.(d)	3.63%	04/28/2026	481,939
380,000	Westpac Banking Corp.(e)	5Y US TI + 1.53%	11/18/2036	298,035
				4,117,021
Brazil - 0.06%
800,000	BRF SA(f)	5.75%	09/21/2050	533,809
182,114	Guara Norte Sarl(f)	5.20%	06/15/2034	156,972
950,000	Oi SA(g)(h)	10.00% (4.00%)	07/27/2025	74,524
				765,305
British Virgin Islands - 0.02%
350,000	TSMC Global, Ltd.(d)	1.25%	04/23/2026	316,604

Canada - 0.38%
13,000	1375209 BC, Ltd.(d)	9.00%	01/30/2028	12,902
200,000	Aris Mining Corp.(f)	6.88%	08/09/2026	163,717
455,000	Bank of Montreal(e)	3.80%	12/15/2032	411,155
585,000	Bank of Nova Scotia(e)	5Y US TI + 2.05%	05/04/2037	516,156
110,000	Bell Telephone Co. of Canada or Bell Canada	3.65%	08/15/2052	85,182
265,000	CCL Industries, Inc.(d)	3.05%	06/01/2030	225,465
245,000	CI Financial Corp.	4.10%	06/15/2051	148,679
275,000	Enbridge, Inc.	3.40%	08/01/2051	194,251
165,000	Garda World Security Corp.(d)	6.00%	06/01/2029	131,387
600,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/2027	470,550
400,000	Gran Tierra Energy, Inc.(f)	7.75%	05/23/2027	313,700
50,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(d)	5.00%	12/31/2026	45,782
245,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(d)	7.00%	12/31/2027	213,983
140,000	Mattamy Group Corp.(d)	4.63%	03/01/2030	121,985
155,000	Parkland Corp.(d)	4.50%	10/01/2029	137,914
205,000	Superior Plus LP / Superior General Partner, Inc.(d)	4.50%	03/15/2029	183,291
540,000	Telesat Canada / Telesat LLC(d)	5.63%	12/06/2026	279,153
780,000	Toronto-Dominion Bank	4.69%	09/15/2027	772,610
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	728,308
				5,156,170
Cayman Islands - 0.15%

900,000	Alpha Holding Escrow Shares(i)		Perpetual Maturity	0

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$900,000	Alpha Holding Escrow Shares(i)		Perpetual Maturity	$0
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	7.50%	Perpetual Maturity	173,083
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	10Y US TI + 5.034%	Perpetual Maturity	161,500
500,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	10Y US TI + 5.034%	Perpetual Maturity	403,750
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	7.63%	Perpetual Maturity	177,150
136,993	Bioceanico Sovereign Certificate, Ltd.(f)(j)	0.00%	06/05/2034	92,092
200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	199,209
172,473	Global Aircraft Leasing Co., Ltd.(d)(g)	6.50% (7.25%)	09/15/2024	155,814
301,285	Interoceanica IV Finance, Ltd.(j)	0.00%	11/30/2025	280,948
139,814	Lima Metro Line 2 Finance, Ltd.(d)	5.88%	07/05/2034	134,694
180,000	Rutas 2 and 7 Finance, Ltd.(f)(j)	0.00%	09/30/2036	113,918
166,563	Transocean Poseidon, Ltd.(d)	6.88%	02/01/2027	163,431
				2,055,589
Chile - 0.34%
400,000	AES Andes SA(d)(e)	6.35%	10/07/2079	373,108
300,000	AES Andes SA(e)	7.13%	03/26/2079	286,957
400,000	AES Andes SA(e)(f)	6.35%	10/07/2079	373,109
700,000	CAP SA(f)	3.90%	04/27/2031	540,481
900,000	Empresa de Transporte de Pasajeros Metro SA(d)	5.00%	01/25/2047	822,621
331,800	Empresa Electrica Cochrane SpA(f)	5.50%	05/14/2027	306,104
344,160	GNL Quintero SA(f)	4.63%	07/31/2029	329,908
600,000	Guacolda Energia SA(f)	4.56%	04/30/2025	243,306
200,000	Inversiones La Construccion SA(f)	4.75%	02/07/2032	159,235
750,000	Transelec SA(f)	3.88%	01/12/2029	693,229
1,050,000	VTR Finance NV(f)	6.38%	07/15/2028	425,250
				4,553,308
China - 0.03%
295,000	Agile Group Holdings, Ltd.(a)(e)	7.75%	Perpetual Maturity	98,161
200,000	Alibaba Group Holding, Ltd.	3.25%	02/09/2061	125,931
400,000	Ronshine China Holdings, Ltd.(h)	7.35%	12/15/2023	26,263
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	43,173
200,000	Tencent Holdings, Ltd.(f)	3.24%	06/03/2050	131,579
				425,107

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Colombia - 0.27%
$450,000	Banco Davivienda SA(a)(d)(e)	10Y US TI + 5.10%	Perpetual Maturity	$311,400
350,000	Banco Davivienda SA(a)(e)(f)	10Y US TI + 5.097%	Perpetual Maturity	242,200
650,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 6.66%	04/16/2031	486,713
200,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 6.66%	04/16/2031	149,758
200,000	Bancolombia SA(e)	4.63%	12/18/2029	168,199
350,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/2025	84,258
400,000	Credivalores-Crediservicios SAS(f)	8.88%	02/07/2025	96,295
950,000	Ecopetrol SA	5.88%	05/28/2045	660,250
1,020,000	Ecopetrol SA	5.88%	11/02/2051	690,540
400,000	Empresas Publicas de Medellin ESP(f)	4.25%	07/18/2029	306,577
500,000	Empresas Publicas de Medellin ESP(f)	4.38%	02/15/2031	360,904
				3,557,094
Cyprus - 0.01%
200,000	Interpipe Holdings PLC(d)	8.38%	05/13/2026	94,346

France - 0.07%
730,000	BNP Paribas SA(d)(e)	1D SOFR + 1.51%	01/13/2031	626,514
340,000	BPCE SA(d)	1.00%	01/20/2026	303,259
				929,773
Great Britain - 0.26%
515,000	Barclays PLC(e)	3M US L + 1.38%	05/16/2024	513,250
655,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	649,710
730,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	668,146
335,000	NatWest Markets PLC(d)	0.80%	08/12/2024	313,650
303,047	SCC Power PLC(d)(g)	8.00% (8.00%)	12/31/2028	108,794
164,151	SCC Power PLC(d)(g)	4.00% (4.00%)	05/17/2032	11,965
472,000	Tullow Oil PLC(d)	10.25%	05/15/2026	364,351
450,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/2026	270,286
200,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	120,127
480,000	Weir Group PLC(d)	2.20%	05/13/2026	432,745
				3,453,024
Guatemala - 0.03%
150,000	Banco Industrial SA/Guatemala(e)	5Y US TI + 4.442%	01/29/2031	138,689
400,000	CT Trust(f)	5.13%	02/03/2032	335,000
				473,689
Hong Kong - 0.03%

200,000	RKP Overseas Finance, Ltd.(a)	7.75%	Perpetual Maturity	124,921

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$400,000	RKP Overseas Finance, Ltd.(a)	7.95%	Perpetual Maturity	$251,780
				376,701
India - 0.15%
200,000	Adani Electricity Mumbai, Ltd.(f)	3.95%	02/12/2030	142,870
549,000	Adani International Container Terminal Pvt, Ltd.(f)	3.00%	02/16/2031	418,855
200,000	Adani Ports & Special Economic Zone, Ltd.(f)	4.38%	07/03/2029	151,311
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	322,532
700,000	Adani Ports & Special Economic Zone, Ltd.(f)	5.00%	08/02/2041	445,231
900,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	534,339
				2,015,138
Indonesia - 0.11%
500,000	ABM Investama Tbk PT(d)	9.50%	08/05/2026	453,365
400,000	Gajah Tunggal Tbk PT	8.95%	06/23/2026	320,000
595,000	Kawasan Industri Jababeka Tbk PT(d)(k)	7.00%	12/15/2027	419,475
300,000	Pertamina Persero PT(f)	4.15%	02/25/2060	222,702
				1,415,542
Ireland - 0.03%
465,000	Avolon Holdings Funding, Ltd.(d)	3.25%	02/15/2027	413,112

Israel - 0.09%
200,000	Bank Hapoalim BM(d)(e)	5Y US TI + 2.155%	01/21/2032	167,100
200,000	Bank Leumi Le-Israel BM(d)(e)	5Y US TI + 1.631%	01/29/2031	174,578
900,000	Israel Electric Corp., Ltd.(d)	5.00%	11/12/2024	889,210
				1,230,888
Jamaica - 0.00%(l)
68,298	Digicel Group Holdings, Ltd.(d)(g)	8.00% (8.00%)	04/01/2025	27,380

Japan - 0.05%
710,000	Renesas Electronics Corp.(d)	2.17%	11/25/2026	630,000

Luxembourg - 0.22%
470,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(d)(h)	6.13%	04/01/2029	348,097
1,100,000	Intelsat Escrow Shares(i)	0.00%	Perpetual Maturity	0
966,252	MC Brazil Downstream Trading SARL(f)	7.25%	06/30/2031	760,198
270,000	Millicom International Cellular SA(f)	6.25%	03/25/2029	249,669
700,000	Movida Europe SA(f)	5.25%	02/08/2031	509,775

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,300,000	Simpar Europe SA(f)	5.20%	01/26/2031	$951,223
155,000	SK Invictus Intermediate II Sarl(d)	5.00%	10/30/2029	128,855
				2,947,817
Mauritius - 0.06%
200,000	UPL Corp., Ltd.	4.50%	03/08/2028	177,163
800,000	UPL Corp., Ltd.(a)(e)	5Y US TI + 3.865%	Perpetual Maturity	598,868
				776,031
Mexico - 0.22%
659,912	Alpha Holding SA de CV(d)(h)	9.00%	02/10/2025	9,074
188,546	Alpha Holding SA de CV(h)	9.00%	02/10/2025	2,592
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(e)(f)	5Y US TI + 2.995%	10/01/2028	195,796
800,000	Braskem Idesa SAPI(d)	6.99%	02/20/2032	604,477
200,000	Braskem Idesa SAPI(f)	6.99%	02/20/2032	151,119
200,000	Cemex SAB de CV(a)(d)(e)	5Y US TI + 4.907%	Perpetual Maturity	200,541
500,000	Credito Real SAB de CV SOFOM ER(f)(h)	9.50%	02/07/2026	35,662
600,000	Mexarrend SAPI de CV(d)	10.25%	07/24/2024	128,451
200,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	42,817
600,000	Mexico City Airport Trust(f)	5.50%	07/31/2047	462,600
700,000	Operadora de Servicios Mega SA de CV Sofom ER(d)	8.25%	02/11/2025	337,847
750,000	Petroleos Mexicanos	6.38%	01/23/2045	474,357
500,000	Petroleos Mexicanos	6.75%	09/21/2047	325,406
1,000,000	Unifin Financiera SAB de CV(a)(e)(f)(h)	8.88%	Perpetual Maturity	14,220
				2,984,959
Morocco - 0.07%
1,200,000	OCP SA(f)	5.13%	06/23/2051	877,298

Netherlands -0.23%
300,000	Braskem Netherlands Finance BV(e)(f)	5Y US TI + 8.22%	01/23/2081	299,025
600,000	Coruripe Netherlands BV(f)	10.00%	02/10/2027	423,000
200,000	Metinvest BV(f)	7.75%	10/17/2029	111,000
1,400,000	Minejesa Capital BV	5.63%	08/10/2037	1,098,766
171,300	MV24 Capital BV(f)	6.75%	06/01/2034	157,973
300,000	NGD Holdings BV	6.75%	12/31/2026	183,000
290,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	280,226
200,000	Petrobras Global Finance BV	6.75%	06/03/2050	176,795

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$410,000	Petrobras Global Finance BV	5.50%	06/10/2051	$318,635
				3,048,420
Panama - 0.09%
200,000	Banistmo SA	4.25%	07/31/2027	183,240
200,000	Empresa de Transmision Electrica SA(f)	5.13%	05/02/2049	160,672
200,000	Multibank, Inc.(d)	7.75%	02/03/2028	200,380
646,295	UEP Penonome II SA(d)	6.50%	10/01/2038	486,522
184,656	UEP Penonome II SA(f)	6.50%	10/01/2038	139,006
				1,169,820
Paraguay - 0.05%
150,000	Banco Continental SAECA(f)	2.75%	12/10/2025	133,294
800,000	Frigorifico Concepcion SA(d)	7.70%	07/21/2028	576,738
				710,032
Peru - 0.14%
100,000	Banco de Credito del Peru S.A.(e)(f)	5Y US TI + 3.13%	07/01/2030	90,101
200,000	Banco Internacional del Peru SAA Interbank(e)	1Y US TI + 3.71%	07/08/2030	183,628
300,000	Camposol SA(d)	6.00%	02/03/2027	165,276
400,000	Camposol SA(f)	6.00%	02/03/2027	220,368
174,800	Hunt Oil Co. of Peru LLC Sucursal Del Peru(f)	6.38%	06/01/2028	164,935
200,000	Petroleos del Peru SA(f)	4.75%	06/19/2032	148,882
1,350,000	Petroleos del Peru SA(f)	5.63%	06/19/2047	875,475
				1,848,665
Singapore - 0.09%
515,000	BOC Aviation, Ltd.(d)(e)	3M US L + 1.13%	09/26/2023	514,927
200,000	DBS Group Holdings, Ltd.(e)	5Y US TI + 1.10%	03/10/2031	180,505
200,000	Oversea-Chinese Banking Corp., Ltd.(e)(f)	5Y US TI + 1.58%	09/10/2030	183,571
200,000	United Overseas Bank, Ltd.(e)	5Y US TI + 1.75%	03/16/2031	179,465
200,000	United Overseas Bank, Ltd.(e)(f)	5Y US TI + 1.23%	10/14/2031	177,340
				1,235,808
South Korea - 0.01%
200,000	LG Chem, Ltd.(d)	2.38%	07/07/2031	164,708

Spain - 0.10%
250,000	AI Candelaria Spain SA(d)	5.75%	06/15/2033	177,500
1,050,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	745,500
600,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA(f)	5.38%	12/30/2030	360,800
				1,283,800

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
United Arab Emirates - 0.03%
$266,130	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.16%	03/31/2034	$229,516
284,955	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.94%	09/30/2040	231,522
				461,038
Vietnam - 0.05%
750,000	Mong Duong Finance Holdings BV(f)	5.13%	05/07/2029	637,302

TOTAL FOREIGN CORPORATE BONDS
(Cost $65,808,235)				51,049,805

U.S. CORPORATE BONDS - 7.25%
Advertising - 0.02%
50,000	Clear Channel Outdoor Holdings, Inc.(d)	7.50%	06/01/2029	35,580
225,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	216,980
				252,560
Aerospace/Defense - 0.10%
330,000	Boeing Co.	2.95%	02/01/2030	291,530
215,000	Boeing Co.	3.75%	02/01/2050	163,133
425,000	Northrop Grumman Corp.	5.15%	05/01/2040	430,561
350,000	Raytheon Technologies Corp.	3.03%	03/15/2052	253,821
280,000	Triumph Group, Inc.	7.75%	08/15/2025	257,278
				1,396,323
Agriculture - 0.06%
705,000	BAT Capital Corp.	3.46%	09/06/2029	623,846
321,693	Pyxus Holdings, Inc.(d)	8.50%	12/31/2027	205,884
				829,730
Airlines - 0.04%
330,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(d)	5.75%	04/20/2029	316,899
171,528	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	160,650
				477,549
Auto Manufacturers - 0.14%
315,000	Ford Motor Co.	3.25%	02/12/2032	248,021
375,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	321,059
360,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	293,633
635,000	Hyundai Capital America(d)	2.65%	02/10/2025	605,942
25,000	Hyundai Capital America(d)	1.80%	10/15/2025	22,945

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$355,000	Volkswagen Group of America Finance LLC(d)	4.25%	11/13/2023	$352,491
				1,844,091
Auto Parts & Equipment - 0.07%
315,000	Dealer Tire LLC / DT Issuer LLC(d)	8.00%	02/01/2028	283,100
150,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	129,729
1,179,000	Wheel Pros, Inc.(d)	6.50%	05/15/2029	536,445
				949,274
Banks - 0.52%
175,000	Bank of America Corp.(e)	1D US SOFR + 1.11%	04/25/2025	171,875
230,000	Bank of America Corp.(e)	1D US SOFR + 1.75%	07/22/2026	227,533
270,000	Bank of America Corp.(e)	1D US SOFR + 1.21%	10/20/2032	220,862
680,000	Bank of America Corp.(e)	5Y US TI + 2.48%	09/21/2036	516,894
635,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	635,024
120,000	Citigroup, Inc.(e)	1D US SOFR + 0.694%	01/25/2026	113,077
120,000	Citigroup, Inc.(e)	1D US SOFR + 1.28%	02/24/2028	111,684
685,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	679,727
230,000	Goldman Sachs Group, Inc.(e)	1D US SOFR + 0.82%	09/10/2027	224,308
210,000	JPMorgan Chase & Co.(e)	1D US SOFR + 0.915%	02/24/2026	199,149
85,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.99%	07/25/2028	84,919
295,000	JPMorgan Chase & Co.(e)	1D SOFR + 1.02%	06/01/2029	256,180
415,000	JPMorgan Chase & Co.(e)	1D US SOFR + 2.04%	04/22/2031	355,021
360,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.25%	04/22/2032	303,176
345,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.26%	01/25/2033	295,277
240,000	Morgan Stanley(e)	1D US SOFR + 1.669%	07/17/2026	237,055
260,000	Morgan Stanley(e)	1D US SOFR + 1.61%	04/20/2028	252,608
95,000	Morgan Stanley(e)	1D US SOFR + 1.29%	01/21/2033	80,555
705,000	Morgan Stanley(e)	1D SOFR + 2.48%	09/16/2036	536,046
65,000	PNC Financial Services Group, Inc.(e)	1D US SOFR + 1.085%	01/26/2027	64,244
135,000	Santander Holdings USA, Inc.(e)	1D US SOFR + 1.249%	01/06/2028	116,876

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$155,000	Santander Holdings USA, Inc.(e)	1D US SOFR + 2.356%	03/09/2029	$154,995
265,000	Truist Financial Corp.(e)	1D US SOFR + 1.435%	01/26/2029	258,631
295,000	Wells Fargo & Co.(e)	3M US L + 1.17%	06/17/2027	277,618
275,000	Wells Fargo & Co.(e)	1D US SOFR + 1.98%	07/25/2028	271,776
290,000	Wells Fargo & Co.(e)	1D US SOFR + 1.43%	10/30/2030	252,208
				6,897,318
Beverages - 0.11%
675,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	637,693
50,000	Constellation Brands, Inc.	3.15%	08/01/2029	45,740
290,000	Constellation Brands, Inc.	2.88%	05/01/2030	254,534
170,000	PepsiCo, Inc.	3.60%	02/18/2028	166,890
490,000	Triton Water Holdings, Inc.(d)	6.25%	04/01/2029	389,555
				1,494,412
Biotechnology - 0.09%
295,000	Amgen, Inc.	5.25%	03/02/2030	301,823
255,000	Amgen, Inc.	5.65%	03/02/2053	265,638
390,000	Royalty Pharma PLC	2.15%	09/02/2031	308,458
395,000	Royalty Pharma PLC	3.30%	09/02/2040	286,669
				1,162,588
Building Materials - 0.07%
130,000	Builders FirstSource, Inc.(d)	6.38%	06/15/2032	130,588
595,000	Carrier Global Corp.	3.38%	04/05/2040	473,786
130,000	Griffon Corp.	5.75%	03/01/2028	120,708
315,000	Owens Corning	4.40%	01/30/2048	263,319
				988,401
Chemicals - 0.07%
455,000	ASP Unifrax Holdings, Inc.(d)	7.50%	09/30/2029	309,646
310,000	CF Industries, Inc.	5.38%	03/15/2044	280,445
240,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(d)	9.00%	07/01/2028	212,980
125,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	106,250
				909,321
Coal - 0.01%
180,000	SunCoke Energy, Inc.(d)	4.88%	06/30/2029	156,929

Commercial Services - 0.11%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(d)	6.63%	07/15/2026	86,580

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(d)	9.75%	07/15/2027	$156,144
300,000	Global Payments, Inc.	4.95%	08/15/2027	296,637
200,000	Metis Merger Sub LLC(d)	6.50%	05/15/2029	166,764
410,000	PECF USS Intermediate Holding III Corp.(d)	8.00%	11/15/2029	272,771
125,000	Triton Container International, Ltd.(d)	1.15%	06/07/2024	117,613
235,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	185,763
170,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	161,051
				1,443,323
Computers - 0.10%
330,000	Fortinet, Inc.	1.00%	03/15/2026	296,372
230,000	Hewlett Packard Enterprise Co.	5.90%	10/01/2024	232,971
340,000	NetApp, Inc.	1.88%	06/22/2025	317,194
700,000	Virtusa Corp.(d)	7.13%	12/15/2028	550,787
				1,397,324
Containers and Packaging - 0.02%
300,000	Packaging Corp. of America	3.40%	12/15/2027	285,309

Distribution/Wholesale - 0.01%
180,000	BCPE Empire Holdings, Inc.(d)	7.63%	05/01/2027	164,637

Diversified Financial Services - 0.21%
195,000	Air Lease Corp.	1.88%	08/15/2026	172,965
835,000	Air Methods Corp.(d)	8.00%	05/15/2025	54,480
600,000	American Express Co.	3.95%	08/01/2025	588,728
500,000	Aviation Capital Group LLC(d)	1.95%	09/20/2026	433,302
150,000	Capital One Financial Corp.(e)	1D US SOFR + 2.16%	07/24/2026	144,715
415,000	Discover Financial Services	4.10%	02/09/2027	393,092
95,000	Nasdaq, Inc.	3.95%	03/07/2052	73,948
170,000	Nationstar Mortgage Holdings, Inc.(d)	5.75%	11/15/2031	132,052
95,000	Navient Corp.	5.00%	03/15/2027	83,799
170,000	OneMain Finance Corp.	6.63%	01/15/2028	156,026
215,000	PennyMac Financial Services, Inc.(d)	4.25%	02/15/2029	171,413
510,000	Synchrony Financial	3.95%	12/01/2027	432,616
				2,837,136
Electric - 0.48%
55,000	AEP Transmission Co. LLC	5.40%	03/15/2053	57,377

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$340,000	Berkshire Hathaway Energy Co.	4.60%	05/01/2053	$310,553
290,000	DTE Energy Co.(k)	4.22%	11/01/2024	286,919
80,000	Duke Energy Carolinas LLC	2.85%	03/15/2032	69,632
205,000	Duke Energy Corp.	4.30%	03/15/2028	201,192
540,000	Duke Energy Corp.	3.95%	08/15/2047	430,056
180,000	Entergy Corp.	2.80%	06/15/2030	155,913
185,000	Exelon Corp.	5.15%	03/15/2028	188,384
1,000,000	Exelon Corp.	4.05%	04/15/2030	955,230
130,000	Exelon Corp.	4.10%	03/15/2052	107,077
355,000	Georgia Power Co.	2.20%	09/15/2024	340,984
760,000	Georgia Power Co.	3.25%	03/15/2051	545,053
225,000	Monongahela Power Co.(d)	5.40%	12/15/2043	228,640
110,000	National Rural Utilities Cooperative Finance Corp.	5.45%	10/30/2025	112,120
275,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	272,577
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	634,481
215,000	NRG Energy, Inc.(d)	2.00%	12/02/2025	193,816
130,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	104,385
400,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	324,397
320,000	Pike Corp.(d)	5.50%	09/01/2028	280,339
85,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	87,682
275,000	Southern Co.(e)	5Y US TI + 2.915%	09/15/2051	231,369
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	156,999
110,000	Virginia Electric and Power Co.	3.75%	05/15/2027	106,812
				6,381,987
Electronics - 0.02%
260,000	Arrow Electronics, Inc.	3.88%	01/12/2028	246,946

Engineering & Construction - 0.03%
265,000	Artera Services LLC(d)	9.03%	12/04/2025	228,260
215,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	215,471
				443,731
Entertainment - 0.14%
80,000	Lions Gate Capital Holdings LLC(d)	5.50%	04/15/2029	52,686
270,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(d)	4.88%	05/01/2029	235,029
535,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(d)	5.63%	09/01/2029	395,566
350,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(d)	5.88%	09/01/2031	251,913

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(d)	6.63%	03/01/2030	$234,428
135,000	Scientific Games International, Inc.(d)	7.25%	11/15/2029	135,383
335,000	Warnermedia Holdings, Inc.(d)	3.76%	03/15/2027	315,762
320,000	Warnermedia Holdings, Inc.(d)	4.05%	03/15/2029	297,895
				1,918,662
Environmental Control - 0.01%
120,000	Madison IAQ LLC(d)	4.13%	06/30/2028	103,934

Food - 0.08%
355,000	Kraft Heinz Foods Co.	4.38%	06/01/2046	309,590
31,000	Post Holdings, Inc.(d)	4.63%	04/15/2030	27,812
569,000	Smithfield Foods, Inc.(d)	4.25%	02/01/2027	530,044
160,000	United Natural Foods, Inc.(d)	6.75%	10/15/2028	148,850
				1,016,296
Food Service - 0.03%
585,000	TKC Holdings, Inc.(d)	10.50%	05/15/2029	365,842

Hand/Machine Tools - 0.01%
145,000	Regal Rexnord Corp.(d)	6.05%	02/15/2026	145,786

Healthcare-Products - 0.01%
200,000	Medline Borrower LP(d)	5.25%	10/01/2029	173,714

Healthcare-Services - 0.25%
530,000	Centene Corp.	2.50%	03/01/2031	429,671
150,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	127,034
275,000	Elevance Health, Inc.	2.38%	01/15/2025	263,386
85,000	Elevance Health, Inc.	4.55%	05/15/2052	76,860
450,000	HCA, Inc.	5.38%	02/01/2025	450,478
310,000	HCA, Inc.	4.13%	06/15/2029	290,699
220,000	Health Care Service Corp. A Mutual Legal Reserve Co.(d)	3.20%	06/01/2050	160,131
120,000	Legacy LifePoint Health LLC(d)	4.38%	02/15/2027	98,260
155,000	ModivCare Escrow Issuer, Inc.(d)	5.00%	10/01/2029	131,766
780,000	Radiology Partners, Inc.(d)	9.25%	02/01/2028	432,038
90,000	RP Escrow Issuer LLC(d)	5.25%	12/15/2025	68,281
100,000	Tenet Healthcare Corp.	6.25%	02/01/2027	98,450
220,000	Tenet Healthcare Corp.(d)	6.13%	06/15/2030	217,228
370,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	374,490
105,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	102,355
				3,321,127

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Housewares - 0.04%
$830,000	SWF Escrow Issuer Corp.(d)	6.50%	10/01/2029	$511,654

Insurance - 0.19%
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	10/15/2027	120,698
185,000	AmWINS Group, Inc.(d)	4.88%	06/30/2029	163,968
605,000	Athene Global Funding(d)(e)	SOFRINDX + 0.56%	08/19/2024	593,618
230,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	162,592
130,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	109,099
150,000	Brighthouse Financial Global Funding(d)	1.00%	04/12/2024	143,347
185,000	Brighthouse Financial Global Funding(d)	2.00%	06/28/2028	156,742
120,000	GTCR AP Finance, Inc.(d)	8.00%	05/15/2027	114,663
310,000	Massachusetts Mutual Life Insurance Co.(d)	3.20%	12/01/2061	200,969
290,000	MetLife, Inc.	5.25%	01/15/2054	282,941
540,000	Willis North America, Inc.	4.50%	09/15/2028	523,131
				2,571,768
Internet - 0.11%
290,000	Endurance International Group Holdings, Inc.(d)	6.00%	02/15/2029	196,241
150,000	Expedia Group, Inc.	5.00%	02/15/2026	149,441
275,000	Expedia Group, Inc.	3.80%	02/15/2028	260,740
55,000	Expedia Group, Inc.	3.25%	02/15/2030	47,727
58,000	Expedia Group, Inc.	2.95%	03/15/2031	48,450
325,000	Meta Platforms, Inc.	3.85%	08/15/2032	304,411
355,000	Meta Platforms, Inc.	4.45%	08/15/2052	312,714
140,000	Netflix, Inc.	4.88%	04/15/2028	139,426
				1,459,150
Investment Companies - 1.70%
5,000,000	Franklin BSP Lending Corp.(d)	5.38%	05/30/2023	4,983,662
4,092,439	Owl Rock Capital Corp.	2.88%	06/11/2028	3,322,465
5,247,730	Owl Rock Capital Corp. III	3.13%	04/13/2027	4,414,907
844	OWL Rock Core Income Corp.(d)	5.50%	03/21/2025	823
3,961,000	OWL Rock Core Income Corp.	5.50%	03/21/2025	3,860,919
2,000,000	OWL Rock Core Income Corp.	4.70%	02/08/2027	1,809,586
3,482,180	OWL Rock Core Income Corp.(d)	7.75%	09/16/2027	3,437,128
1,000,000	Sixth Street Specialty Lending, Inc.	3.88%	11/01/2024	954,391
				22,783,881

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Leisure Time - 0.08%
$405,000	Carnival Corp.(d)	7.63%	03/01/2026	$369,960
340,000	Carnival Corp.(d)	5.75%	03/01/2027	279,281
140,000	NCL Corp., Ltd.(d)	5.88%	02/15/2027	130,710
340,000	Viking Cruises, Ltd.(d)	5.88%	09/15/2027	293,114
				1,073,065
Lodging - 0.05%
345,000	Marriott International, Inc.	3.13%	06/15/2026	326,156
360,000	Marriott International, Inc.	2.75%	10/15/2033	291,713
				617,869
Media - 0.20%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	02/01/2032	117,755
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	62,655
590,000	Cengage Learning, Inc.(d)	9.50%	06/15/2024	571,002
315,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	311,983
320,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	216,478
185,000	Comcast Corp.	3.95%	10/15/2025	182,998
335,000	Comcast Corp.	3.40%	04/01/2030	313,381
75,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	67,999
95,000	DISH DBS Corp.(d)	5.75%	12/01/2028	71,072
700,000	McGraw-Hill Education, Inc.(d)	5.75%	08/01/2028	609,823
85,000	News Corp.(d)	5.13%	02/15/2032	79,814
130,000	Scripps Escrow II, Inc.(d)	3.88%	01/15/2029	102,172
				2,707,132
Mining - 0.07%
160,000	Arconic Corp.(d)	6.13%	02/15/2028	157,545
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	46,920
300,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	283,718
310,000	Glencore Funding LLC(d)	1.63%	04/27/2026	280,769
240,000	Glencore Funding LLC(d)	3.38%	09/23/2051	167,323
				936,275
Miscellaneous Manufactur - 0.01%
155,000	Parker-Hannifin Corp.	4.25%	09/15/2027	152,199

Oil & Gas - 0.39%
285,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	198,025
325,000	BP Capital Markets America, Inc.	3.00%	03/17/2052	229,576

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$630,000	Brooklyn Union Gas Co.(d)	4.49%	03/04/2049	$512,006
165,000	Callon Petroleum Co.(d)	7.50%	06/15/2030	155,259
165,000	Chesapeake Energy Corp.(d)	5.88%	02/01/2029	157,257
170,000	CNX Resources Corp.(d)	6.00%	01/15/2029	159,154
100,000	CNX Resources Corp.(d)	7.38%	01/15/2031	98,614
340,000	Continental Resources, Inc.(d)	2.27%	11/15/2026	302,267
300,000	Exxon Mobil Corp.	4.23%	03/19/2040	281,277
160,000	Halliburton Co.	2.92%	03/01/2030	142,667
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(d)	6.25%	11/01/2028	133,039
155,000	Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75%	02/01/2029	142,877
235,000	Marathon Petroleum Corp.	5.13%	12/15/2026	237,343
750,000	NiSource, Inc.	3.60%	05/01/2030	692,659
65,000	Occidental Petroleum Corp.	6.63%	09/01/2030	68,516
95,000	Occidental Petroleum Corp.	6.13%	01/01/2031	98,659
95,000	Occidental Petroleum Corp.	6.45%	09/15/2036	99,988
75,000	Phillips 66	4.95%	12/01/2027	75,369
95,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	77,397
700,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/2028	540,120
300,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	231,480
140,000	Southwestern Energy Co.	5.38%	02/01/2029	132,112
160,000	Southwestern Energy Co.	4.75%	02/01/2032	141,512
215,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	197,620
100,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	95,656
				5,200,449
Oil & Gas Services - 0.01%
150,000	Weatherford International, Ltd.(d)	6.50%	09/15/2028	150,398

Packaging & Containers - 0.06%
230,000	Berry Global, Inc.	1.65%	01/15/2027	201,579
576,000	WRKCo, Inc.	3.75%	03/15/2025	559,079
				760,658
Pharmaceuticals - 0.12%
650,000	AbbVie, Inc.	4.70%	05/14/2045	609,563
165,000	AdaptHealth LLC(d)	5.13%	03/01/2030	140,138
80,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	51,858
24,000	Bausch Health Cos., Inc.(d)	11.00%	09/30/2028	17,780
4,000	Bausch Health Cos., Inc.(d)	14.00%	10/15/2030	2,272
270,000	Becton Dickinson & Co.	4.69%	02/13/2028	271,271
160,000	CVS Health Corp.	5.13%	02/21/2030	162,240
200,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	171,930

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$190,000	Viatris, Inc.	1.65%	06/22/2025	$174,347
				1,601,399
Pipelines - 0.27%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(d)	5.75%	03/01/2027	71,416
315,000	Energy Transfer LP	4.75%	01/15/2026	311,296
1,000,000	Energy Transfer LP	3.90%	07/15/2026	962,440
200,000	Energy Transfer LP	4.40%	03/15/2027	194,473
350,000	Energy Transfer LP	5.00%	05/15/2044	299,302
105,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	87,296
180,000	Hess Midstream Operations LP(d)	4.25%	02/15/2030	160,973
503,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	562,670
405,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	7.50%	02/01/2026	391,142
160,000	NGPL PipeCo LLC(d)	3.25%	07/15/2031	135,937
180,000	ONEOK, Inc.	3.40%	09/01/2029	160,603
235,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	234,342
				3,571,890
Real Estate - 0.01%
100,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(d)	5.25%	04/15/2030	72,978

REITS - 0.26%
165,000	Agree LP	2.60%	06/15/2033	130,369
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	152,518
60,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	55,073
280,000	Corporate Office Properties LP	2.90%	12/01/2033	195,594
850,000	Crown Castle, Inc.	3.65%	09/01/2027	806,708
330,000	Equinix, Inc.	1.80%	07/15/2027	287,384
1,000,000	Equinix, Inc.	2.15%	07/15/2030	818,273
365,000	Host Hotels & Resorts LP	2.90%	12/15/2031	285,278
265,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	203,151
250,000	Iron Mountain, Inc.(d)	4.50%	02/15/2031	215,075
140,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	120,605
90,000	Sabra Health Care LP	3.20%	12/01/2031	66,109
130,000	Vornado Realty LP	2.15%	06/01/2026	104,293
				3,440,430
Retail - 0.23%
585,000	Dick's Sporting Goods, Inc.	3.15%	01/15/2032	481,156

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$190,000	Dick's Sporting Goods, Inc.	4.10%	01/15/2052	$135,350
140,000	Dollar General Corp.	4.25%	09/20/2024	138,386
575,000	Dollar Tree, Inc.	4.00%	05/15/2025	564,607
90,000	Dollar Tree, Inc.	3.38%	12/01/2051	63,624
75,000	Ferrellgas LP / Ferrellgas Finance Corp.(d)	5.38%	04/01/2026	70,308
160,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	131,781
170,000	Lowe's Cos., Inc.	4.40%	09/08/2025	169,262
155,000	Lowe's Cos., Inc.	5.63%	04/15/2053	155,744
305,000	McDonald's Corp.	4.45%	03/01/2047	279,725
95,000	Michaels Cos., Inc.(d)	5.25%	05/01/2028	79,275
190,000	Park River Holdings, Inc.(d)	5.63%	02/01/2029	129,761
190,000	SRS Distribution, Inc.(d)	4.63%	07/01/2028	168,999
185,000	Staples, Inc.(d)	7.50%	04/15/2026	162,263
225,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)	5.00%	06/01/2031	196,869
145,000	Victoria's Secret & Co.(d)	4.63%	07/15/2029	117,649
				3,044,759
Semiconductors - 0.08%
529,000	Broadcom, Inc.(d)	3.42%	04/15/2033	442,994
565,000	Marvell Technology, Inc.	4.20%	06/22/2023	562,631
90,000	Texas Instruments, Inc.	5.00%	03/14/2053	95,057
				1,100,682
Software - 0.14%
200,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	162,352
1,550,000	Castle US Holding Corp.(d)	9.50%	02/15/2028	637,221
120,000	Clarivate Science Holdings Corp.(d)	4.88%	07/01/2029	108,641
180,000	Oracle Corp.	6.25%	11/09/2032	193,698
130,000	Oracle Corp.	3.80%	11/15/2037	108,088
450,000	Oracle Corp.	3.85%	04/01/2060	314,582
365,000	VMware, Inc.	2.20%	08/15/2031	289,193
120,000	Workday, Inc.	3.70%	04/01/2029	112,598
				1,926,373
Telecommunications - 0.30%
500,000	AT&T, Inc.	4.30%	02/15/2030	486,028
185,000	AT&T, Inc.	2.75%	06/01/2031	159,509
840,000	AT&T, Inc.	3.50%	09/15/2053	610,931
400,000	AT&T, Inc.	3.55%	09/15/2055	287,630
90,000	CommScope, Inc.(d)	4.75%	09/01/2029	75,105
500,000	Embarq Corp Eq	8.00%	06/01/2036	210,717
30,000	Frontier Communications Holdings LLC(d)	5.88%	10/15/2027	27,300

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$85,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	$73,855
55,000	Lumen Technologies, Inc.(d)	5.13%	12/15/2026	36,349
315,000	T-Mobile USA, Inc.	2.25%	02/15/2026	293,253
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	939,102
320,000	T-Mobile USA, Inc.	3.40%	10/15/2052	230,712
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	455,725
95,000	Verizon Communications, Inc.	3.88%	03/01/2052	76,973
				3,963,189
Transportation - 0.10%
735,000	CSX Corp.	3.80%	11/01/2046	604,730
310,000	Ryder System, Inc.	5.65%	03/01/2028	314,370
500,000	Union Pacific Corp.	3.70%	03/01/2029	485,978
				1,405,078
Trucking & Leasing - 0.02%
275,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(d)	4.20%	04/01/2027	263,519

TOTAL U.S. CORPORATE BONDS
(Cost $110,044,366)				96,919,045

CONVERTIBLE CORPORATE BONDS - 0.00%(l)
98,892	Digicel Group Holdings, Ltd.(a)(d)(g)	5.09% (7.00%)	12/31/2049	11,505

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $23,385)				11,505

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.58%
200,000	Banco Nacional de Comercio Exterior SNC(e)(f)	5Y US TI + 2.00%	08/11/2031	168,967
400,000	Brazilian Government International Bond	5.63%	02/21/2047	337,851
1,150,000	Brazilian Government International Bond	4.75%	01/14/2050	853,532
500,000	Chile Government International Bond	3.10%	01/22/2061	326,904
200,000	Colombia Government International Bond	4.13%	02/22/2042	130,134
1,100,000	Colombia Government International Bond	5.00%	06/15/2045	771,614
300,000	Colombia Government International Bond	5.20%	05/15/2049	210,109

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$600,000	Colombia Government International Bond	4.13%	05/15/2051	$371,209
600,000	Dominican Republic International Bond(d)	6.40%	06/05/2049	502,786
250,000	Dominican Republic International Bond(f)	5.88%	01/30/2060	192,075
250,000	Korea Development Bank	2.00%	10/25/2031	206,573
1,160,000	Mexico Government International Bond	3.75%	01/11/2028	1,114,083
750,000	Mexico Government International Bond	4.28%	08/14/2041	614,730
500,000	Mexico Government International Bond	4.40%	02/12/2052	391,924
500,000	Panama Government International Bond	3.87%	07/23/2060	328,950
200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	179,885
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	667,215
800,000	Ukraine Government International Bond(f)	7.25%	03/15/2035	139,988
215,000	US TREASURY N/B T 3 5/8 03/31/30			216,041

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $10,240,363)				7,724,570

BANK LOANS - 1.44%(e)
Luxembourg - 0.09%
1,164,864	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	1M US L + 8.75%, 1.00% Floor	02/28/2025	$1,197,485

Netherlands - 0.01%
183,576	Bright Bidco BV, First Lien	3M SOFR + 8.00%, 1.00% Floor	10/31/2027	156,499
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	4,230

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
77,052	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	$51,978
				212,707
United Arab Emirates - 0.06%
780,180	Gulf Finance, LLC TL 1L	1M SOFR + 6.75%	08/25/2026	759,263

United States - 1.28%
564,545	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	355,897
910,800	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/2028	803,025
965,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M SOFR + 6.75%, 0.75% Floor	09/19/2025	966,809
452,470	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	392,803
1,989,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/2029	1,482,194
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	246,841
690,146	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/18/2028	480,155
538,805	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	3M US L + 7.00%, 0.50% Floor	12/10/2029	336,753
200,000	Blackhawk Network Holdings, Inc., Second Lien	3M US L + 7.00%	06/15/2026	172,857
723,975	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	673,753
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	1,339,314
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	3M US L + 7.00%	02/19/2029	841,397
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	672,444
898,402	Envision Healthcare Corp., First Lien	3M SOFR + 4.25%	03/31/2027	229,092
2,199,688	Envision Healthcare Corp., First Lien	3M SOFR + 3.75%	03/31/2027	376,147
623,063	Intelsat Jackson Holdings S.A.TLB 1L	3M SOFR + 4.25%	01/26/2029	617,870

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
400,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	1M US L + 7.25%, 0.75% Floor	08/18/2027	$373,834
429,563	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M SOFR + 7.25%	03/29/2029	419,541
819,621	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M SOFR + 4.75%	03/27/2026	798,839
480,884	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	451,386
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	572,333
1,032,318	Riverbed Technology, Inc., First Lien - Initial Term Loan	3M US L + 10.00%	12/06/2026	327,245
961,833	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	827,177
589,050	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 8.00%	11/05/2026	484,125
1,410,000	UKG, Inc. TL 2L	3M US L + 5.25%	05/03/2027	1,358,535
681,375	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	652,417
875,893	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	862,821
				17,115,604

TOTAL BANK LOANS
(Cost $22,493,516)				19,285,059

COLLATERALIZED LOAN OBLIGATIONS - 3.98%
	AIMCO CLO
500,000	Series 2018-AA(d)(e)	3M US L + 2.55%	04/17/2031	$459,663
	Apidos CLO XII
500,000	Series 2018-12A(d)(e)	3M US L + 2.60%	04/15/2031	458,373
	Apidos CLO XXIV
1,000,000	Series 2018-24A(d)(e)	3M US L + 5.80%	10/20/2030	832,009
	Babson CLO, Ltd.
500,000	Series 2018-IA(d)(e)	3M US L + 2.60%	01/20/2031	459,996
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 6.50%	07/25/2034	435,181
1,000,000	Series 2021-2A(d)(e)	3M US L + 3.10%	07/25/2034	888,303
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 3.15%	07/16/2034	439,976

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Bain Capital Credit CLO 2022-3, Ltd.
$1,000,000	Series 2022-3A(d)(e)	3M US SOFR + 7.35%	07/17/2035	$878,733
	Barings CLO, Ltd.
500,000	Series 2018-4A(d)(e)	3M US L + 5.82%	10/15/2030	423,562
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(d)(e)	3M US L + 5.75%	07/20/2029	1,135,119
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(d)(e)	3M US L + 6.86%	04/15/2036	1,422,015
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(d)(e)	3M US L + 3.41%	04/15/2036	458,632
	Barings CLO, Ltd. 2021-II
500,000	Series 2021-2A(d)(e)	3M US L + 3.15%	07/15/2034	465,162
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(d)(e)	3M US SOFR + 6.50%	01/17/2035	463,463
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.60%	04/20/2031	434,458
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(d)(e)	3M US L + 3.00%	10/20/2030	849,800
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	10/15/2031	864,843
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(d)(e)	3M US L + 3.15%	10/15/2031	438,654
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 3.00%	07/15/2030	443,482
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 7.09%	04/15/2032	427,537
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(d)(e)	3M US L + 3.35%	04/15/2034	1,090,136
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 2.75%	01/30/2031	874,522
1,500,000	Series 2018-1A(d)(e)	3M US L + 5.50%	01/30/2031	1,159,405
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/15/2031	788,684
500,000	Series 2018-1A(d)(e)	3M US L + 2.80%	07/15/2031	432,288
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 3.05%	07/15/2034	869,824
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(d)(e)	3M US L + 6.30%	10/15/2034	858,246
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 3.30%	07/20/2034	922,812
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(d)(e)	3M US L + 5.35%	05/15/2031	814,382

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Carlyle US CLO 2020-2, Ltd.
$2,000,000	Series 2021-2A(d)(e)	3M US L + 6.70%	01/25/2035	$1,864,425
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.00%	04/15/2034	453,676
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	04/15/2030	442,182
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.80%	04/15/2030	805,102
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	04/17/2030	440,696
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(d)(e)	3M US L + 1.90%	04/20/2031	472,905
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(d)(e)	3M US L + 2.55%	05/15/2031	446,205
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(d)(e)	3M US L + 2.30%	10/20/2034	473,405
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 5.94%	07/20/2034	467,957
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	07/15/2030	461,515
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.40%	07/15/2030	852,238
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(d)(e)	3M US L + 6.53%	07/24/2030	1,039,325
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(d)(e)	3M US L + 6.40%	10/15/2030	818,916
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.85%	04/20/2030	471,780
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/16/2031	418,099
	Milos CLO, Ltd.
500,000	Series 2020-1A(d)(e)	3M US L + 6.15%	10/20/2030	426,940
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.50%	10/20/2030	833,395
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(d)(e)	3M US L + 5.75%	07/20/2031	453,184
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(d)(e)	3M US L + 5.95%	07/16/2035	468,078
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(d)(e)	3M US L + 6.00%	10/16/2034	938,757
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.13%	07/20/2034	451,854
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.25%	04/20/2034	460,550

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXIII
$500,000	Series 2021-2A(d)(e)	3M US L + 3.30%	07/15/2034	$428,856
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(d)(e)	3M US L + 6.72%	10/25/2034	1,087,866
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 3.35%	07/20/2034	434,295
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(d)(e)	3M US L + 6.90%	01/25/2032	848,569
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(d)(e)	3M US L + 3.40%	10/25/2034	436,328
500,000	Series 2021-4A(d)(e)	3M US L + 6.70%	10/25/2034	398,202
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	01/15/2030	443,032
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.25%	04/20/2034	449,588
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 3.91%	04/18/2036	425,920
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(d)(e)	3M US L + 7.08%	04/15/2035	439,937
	THL Credit Wind River 2018-3 CLO, Ltd.
2,000,000	Series 2018-3A(d)(e)	3M US L + 2.95%	01/20/2031	1,780,555
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(d)(e)	2.90% - 3M US L	07/15/2030	438,025
2,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/15/2030	1,624,846
1,000,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/18/2031	836,998
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.75%	07/15/2030	799,605
1,000,000	Series 2018-3A(d)(e)	3M US L + 6.22%	10/22/2031	766,281
	Upland CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	04/20/2031	448,656
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(d)(e)	3M US L + 6.02%	06/07/2030	832,410
	Voya CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US SOFR + 3.06161%	04/18/2031	434,328
1,000,000	Series 2018-2A(d)(e)	3M US L + 2.75%	07/15/2031	884,605
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.25%	07/15/2031	792,705
500,000	Series 2018-3A(d)(e)	3M US L + 6.20%	10/20/2031	377,223
500,000	Series 2018-4A(d)(e)	3M US L + 5.95%	07/14/2031	384,903
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/20/2030	815,446
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.65%	07/20/2030	443,617
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(d)(e)	3M US L + 3.40%	10/22/2031	1,262,325

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wind River 2021-2 CLO, Ltd.
$500,000	Series 2021-2A(d)(e)	3M US L + 6.43%	07/20/2034	$424,783

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $60,885,830)				53,190,348

EQUITY - LINKED NOTES - 0.00%(l)
263,093	Inverpamplona SA(i)(j)(m)	0.00%	12/30/2028	$–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.32%
	Aaset 2021-2 Trust
428,901	Series 2021-2A(d)	3.54%	12/15/2028	327,655
	ABFC Trust
2,635,200	Series 2007-WMC1(e)	1M US L + 1.25%	06/25/2037	1,829,872
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(d)(e)	1M US L + 4.00%	04/15/2026	802,174
	AMSR
5,100,000	Series 2020-SFR3(d)	4.99%	09/17/2025	4,817,457
5,000,000	Series 2021-SFR1(d)(e)	4.61%	06/17/2028	4,189,241
	AREIT Trust
1,265,000	Series 2019-CRE3(d)(e)	30D SOFR + 2.76%	09/16/2036	1,125,416
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(d)(e)	1M US L + 3.40%	06/15/2035	1,210,099
	Atrium IX
500,000	Series 2017-9A(d)(e)	3M US L + 3.60%	05/28/2030	471,090
	Atrium XIII
1,000,000	Series 2017-13A(d)(e)	3M US L + 6.05%	11/21/2030	910,780
	Atrium XIV LLC
1,000,000	Series 2018-14A(d)(e)	3M US L + 5.65%	08/23/2030	905,729
	Atrium XV
1,000,000	Series 2018-15A(d)(e)	3M US L + 3.00%	01/23/2031	950,423
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(d)(e)	2.57%	03/15/2034	654,432
	BANK
200,000	Series 2017-BNK5(e)	4.19%	06/15/2027	171,587
10,291,000	Series 2018-BN12(d)(e)(n)	1.50%	05/15/2061	599,067
660,000	Series 2022-BNK39	3.18%	01/15/2032	532,356
165,000	Series 2022-BNK39(d)	2.50%	01/15/2032	75,593
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(d)(e)(n)	0.72%	04/15/2030	704,818

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BANK 2021-BNK35
$316,000	Series 2021-BN35	2.29%	07/15/2031	$256,146
	BANK 2021-BNK37
381,000	Series 2021-BN37(e)	3.11%	11/15/2031	264,867
	BBCMS Mortgage Trust
519,000	Series 2022-C17	4.44%	08/15/2032	493,520
	BBCMS Trust
3,000,000	Series 2018-CBM(d)(e)	1M US L + 3.55%	07/15/2037	2,793,262
	Benchmark Mortgage Trust
9,617,333	Series 2018-B2(e)(n)	0.45%	01/15/2028	151,951
600,000	Series 2018-B2(e)	4.27%	01/15/2028	497,655
21,677,955	Series 2018-B4(e)(n)	0.51%	06/15/2028	356,923
1,589,000	Series 2018-B4(d)(e)	2.80%	07/17/2051	1,049,380
522,000	Series 2020-B18(d)	4.14%	08/15/2025	448,813
1,510,000	Series 2021-B31(d)	2.25%	11/15/2031	642,207
592,000	Series 2022-B32(e)	3.41%	01/15/2032	493,710
	BF Mortgage Trust
705,000	Series 2019-NYT(d)(e)	1M US L + 3.00%	12/15/2035	576,481
	Blackbird Capital Aircraft
1,407,873	Series 2021-1A(d)	3.45%	07/15/2028	1,096,488
	BMO Mortgage Trust
7,951,000	Series 2022-C1(d)(e)(n)	1.77%	02/15/2032	931,857
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(d)(e)	1M US L + 1.90%	04/15/2034	947,095
	BX Trust
636,000	Series 2019-OC11(d)(e)	3.94%	12/09/2029	527,577
2,964,000	Series 2019-OC11(d)(e)	3.94%	12/06/2041	2,360,575
900,000	Series 2021-VIEW(d)(e)	1M US L + 3.93%	06/15/2023	804,071
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(d)(e)	4.12%	04/15/2024	1,013,400
	Carbon Capital VI Commercial Mortgage Trust
359,976	Series 2019-FL2(d)(e)	1M US L + 2.85%	11/15/2021	298,898
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(d)	0.00%	01/10/2028	1,010,242
5,250	Series 2021-N2(d)	0.00%	03/10/2028	1,199,472
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(d)(e)	5.99%	10/25/2024	4,304,160
	Castlelake Aircraft Securitization Trust
2,621,480	Series 2018-1(d)	6.63%	06/15/2043	984,248
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(d)	0.00%	04/15/2039	220,000
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(d)(e)	3M US L + 2.62%	01/20/2035	976,309

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2021-8A(d)(e)	3M US L + 3.42%	01/20/2035	$874,688
	CD Mortgage Trust
750,000	Series 2017-CD4(e)	4.35%	04/10/2027	591,471
	CFCRE Commercial Mortgage Trust
440,739	Series 2016-C6	2.95%	08/10/2026	408,074
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(d)(e)	3M US L + 6.80%	10/16/2034	617,503
	CIFC Funding, Ltd.
850,000	Series 2021-1A(d)(e)	3M US L + 6.00%	04/25/2033	762,004
500,000	Series 2021-4A(d)(e)	3M US L + 5.95%	07/15/2033	449,637
2,500,000	Series 2021-5A(d)(e)	3M US L + 6.50%	07/15/2034	2,330,116
	Citigroup Commercial Mortgage Trust
3,251,516	Series 2014-GC25(e)(n)	0.96%	10/10/2047	33,255
866,000	Series 2015-GC27(d)(e)	4.42%	02/12/2048	730,167
400,000	Series 2015-GC31(e)	4.05%	06/10/2025	335,785
344,000	Series 2016-GC36(d)	2.85%	02/12/2049	179,637
464,000	Series 2017-C4(e)	4.10%	10/12/2027	415,810
225,000	Series 2019-GC41	3.20%	08/10/2029	181,287
1,000,000	Series 2019-SMRT(d)(e)	4.75%	01/10/2036	960,956
1,433,000	Series 2020-555(d)(e)	3.50%	12/12/2041	973,044
546,000	Series 2022-GC48(e)	4.58%	05/15/2032	530,768
	Citigroup Mortgage Loan Trust
620,813	Series 2006-WF1(k)	4.61%	03/25/2036	301,949
951,646	Series 2007-OPX1(k)	6.33%	01/25/2037	385,412
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(d)	5.99%	12/28/2026	2,386,523
	Commercial Mortgage Pass-Through Certificates
8,396,129	Series 2014-UBS4(d)	3.75%	08/10/2024	905,684
11,000	Series 2014-UBS4(d)(e)	0.00%	08/10/2047	1
2,628,596	Series 2015-CR22(e)(n)	0.89%	03/10/2025	32,648
4,144,842	Series 2015-CR26(e)(n)	0.93%	09/10/2025	71,773
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(k)	6.20%	09/25/2036	762,497
123,912	Series 2007-1(e)	5.90%	05/25/2037	32,317
	CSAIL Commercial Mortgage Trust
4,268,618	Series 2015-C1(e)(n)	0.81%	01/15/2025	44,029
490,000	Series 2016-C6(e)	4.92%	04/15/2026	434,684
1,362,000	Series 2016-C6(d)(e)	4.92%	01/15/2049	990,542
	CSMC
832,000	Series 2021-B33(d)(e)	3.65%	10/10/2031	626,419
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(e)	3.33%	05/12/2049	1,082,818

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Diamond Infrastructure Funding LLC
$2,000,000	Series 2021-1A(d)	3.48%	12/20/2026	$1,603,116
	DOLP Trust
1,000,000	Series 2021-NYC(d)(e)	3.70%	05/10/2031	631,175
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(d)(e)	3M US L + 5.60%	07/15/2030	807,214
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(d)(e)	3M US L + 5.75%	08/15/2031	818,037
500,000	Series 2018-40A(d)(e)	3M US L + 3.10%	08/15/2031	466,464
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(d)(e)	3M US L + 2.93%	07/15/2030	446,725
	Fannie Mae-Aces
23,829,585	Series 2019-M12(e)(n)	0.57%	06/25/2029	603,279
14,085,446	Series 2019-M24(e)	1.15%	03/25/2031	877,370
37,838,412	Series 2019-M7(e)(n)	0.35%	04/25/2029	607,435
29,386,476	Series 2020-M10(e)(n)	0.82%	12/25/2027	670,652
47,705,003	Series 2020-M10(e)(n)	0.87%	07/25/2032	2,307,983
13,866,843	Series 2020-M13(e)(n)	1.30%	09/25/2030	494,887
350,932,517	Series 2021-M17(e)(n)	0.10%	07/25/2031	1,746,100
43,166,415	Series 2021-M23(e)(n)	0.60%	11/01/2031	948,612
	FirstKey Homes
1,100,000	Series 2020-SFR1(d)	4.28%	08/19/2037	1,022,179
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(d)(e)	4.36%	07/25/2026	4,728,994
5,000,000	Series 2021-GT2(d)(e)	4.44%	10/25/2026	3,854,197
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(d)(e)	3.96%	12/12/2036	1,475,850
	FREMF Mortgage Trust
890,367	Series 2015-KF07(d)(e)	1M US L + 4.95%	02/25/2025	893,077
1,000,094	Series 2016-KF19(d)(e)	1M US L + 5.50%	06/25/2023	998,139
887,222	Series 2016-KF25(d)(e)	1M US L + 5.00%	10/25/2023	887,705
1,086,227	Series 2018-KF56(d)(e)	1M US L + 5.80%	11/25/2028	915,601
1,626,348	Series 2019-KF71(d)(e)	1M US L + 6.00%	10/25/2029	1,545,094
	FRTKL
4,050,000	Series 2021-SFR1(d)	4.11%	09/17/2026	3,427,453
	Ginnie Mae Strip
7,275,220	Series 2020-3	1.40%	09/16/2045	575,441
	Great Wolf Trust
2,500,000	Series 2019-WOLF(d)(e)	1M US L + 3.13%	12/15/2036	2,381,322
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(d)(e)	1M US L + 1.55%	07/15/2035	657,138
1,111,000	Series 2021-ARDN(d)(e)	1M US L + 5.00%	11/15/2023	1,013,110
1,111,000	Series 2021-ARDN(d)(e)	1M US L + 5.9332%	11/15/2023	1,002,076

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Corportation Trust
$691,000	Series 2021-IP(d)(e)	1M US L + 2.10%	10/15/2023	$634,066
691,000	Series 2021-IP(d)(e)	1M US L + 3.55%	10/15/2023	637,138
	GS Mortgage Securities Trust
9,767	Series 2011-GC3(d)(e)(n)	0.29%	03/10/2044	0
304,656	Series 2011-GC5(d)(e)(n)	1.95%	08/10/2044	3
2,417,000	Series 2014-GC26(d)(e)	4.51%	11/10/2047	1,467,160
1,110,000	Series 2015-GC28(d)(e)	4.31%	02/10/2048	928,770
6,914,403	Series 2015-GS1(e)(n)	0.77%	11/10/2025	114,993
1,954,000	Series 2018-TWR(d)(e)	1M US L + 3.92%	07/15/2031	1,172,400
636,000	Series 2020-GC45(e)	3.41%	12/13/2029	524,376
	GSAA Home Equity Trust
1,892,364	Series 2006-13(e)	6.04%	07/25/2036	609,798
450,012	Series 2006-18(k)	6.18%	11/25/2036	113,684
141,019	Series 2006-6(e)	5.69%	03/25/2036	42,505
813,809	Series 2007-2(k)	6.60%	03/25/2037	201,100
	GSCG Trust
675,000	Series 2019-600C(d)(e)	3.99%	09/06/2024	543,569
	Hardee's Funding LLC
955,000	Series 2018-1A(d)	5.71%	06/20/2028	890,757
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 1.85%	04/28/2031	485,036
	Highbridge Loan Management 3-2014
500,000	Series 2017-2014(d)(e)	3M US L + 3.60%	07/18/2029	454,574
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(d)(e)	3M US L + 5.55%	01/28/2030	419,780
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(d)(e)	3M US L + 6.60%	10/20/2029	423,461
2,000,000	Series 2018-2015(d)(e)	3M US L + 5.10%	02/05/2031	1,637,984
500,000	Series 2018-2016(d)(e)	3M US L + 2.90%	07/20/2030	447,990
	HPLY Trust
1,065,065	Series 2019-HIT(d)(e)	1M US L + 3.90%	11/17/2036	958,428
	HSI Asset Securitization Corp. Trust
5,592,949	Series 2006-HE1(e)	1M US L + 0.28%	10/25/2036	1,860,465
1,268,649	Series 2007-NC1(e)	1M US L + 0.18%	04/25/2037	871,789
	ITE Rail Fund Levered LP
902,249	Series 2021-1A(d)	2.25%	02/28/2051	776,643
691,562	Series 2021-3A(d)	2.21%	06/28/2027	602,907
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(d)(e)	4.61%	07/05/2023	511,530

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan BB Commercial Mortgage Securities Trust
$2,086,000	Series 2014-C23(d)(e)	3.36%	11/18/2048	$1,724,734
3,931,526	Series 2015-C28(e)(n)	0.95%	03/15/2025	53,093
7,424,830	Series 2015-C30(e)(n)	0.43%	07/15/2025	61,745
2,867,324	Series 2015-C31(e)(n)	0.81%	08/15/2025	45,993
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(d)(e)	5.53%	02/15/2046	476,889
1,010,000	Series 2018-WPT(d)(e)	5.36%	07/05/2023	760,530
704,000	Series 2019-MFP(d)(e)	1M US L + 3.00%	07/15/2036	660,687
235,000	Series 2019-UES(d)	4.34%	05/05/2032	220,604
1,135,000	Series 2019-UES(d)(e)	4.45%	05/05/2032	1,048,507
	JP Morgan Mortgage Acquisition Corp.
182,940	Series 2006-CH2(k)	5.46%	09/25/2029	113,744
	JP Morgan Mortgage Acquisition Trust
3,449,509	Series 2006-RM1(e)	1M US L + 0.48%	08/25/2036	1,568,748
	JPMBB Commercial Mortgage Securities Trust
17,386,669	Series 2014-C24(e)(n)	0.86%	09/17/2047	140,716
1,110,000	Series 2014-C26(d)(e)	3.88%	12/15/2024	831,590
519,000	Series 2015-C27(e)	4.30%	02/15/2025	471,365
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(e)	3.63%	07/15/2027	401,626
	Kestrel Aircraft Funding, Ltd.
469,971	Series 2018-1A(d)	4.25%	10/15/2025	396,230
	Laurel Road Prime Student Loan Trust
17,418,609	Series 2020-A(d)	0.00%	11/25/2050	1,364,748
	LCM 28, Ltd.
1,000,000	Series 2018-28A(d)(e)	3M US L + 5.75%	10/20/2030	768,980
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(d)(e)	3M US L + 5.60%	07/16/2031	383,813
	LCM XIV LP
1,000,000	Series 2018-14A(d)(e)	3M US L + 2.75%	07/20/2031	839,824
750,000	Series 2018-14A(d)(e)	3M US L + 5.50%	07/20/2031	538,133
	LCM XVII LP
1,000,000	Series 2018-17A(d)(e)	3M US L + 6.00%	10/15/2031	759,449
	LCM XX LP
1,000,000	Series 2018-20A(d)(e)	3M US L + 5.45%	10/20/2027	915,392
	LLPL Capital Pte, Ltd.
1,157,940	Series REGS(f)	6.88%	02/04/2039	1,027,689

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	LSTAR Commercial Mortgage Trust
$1,150,000	Series 2017-5(d)(e)	4.68%	03/10/2027	$833,435
	MACH 1 Cayman, Ltd.
1,014,346	Series 2019-1(d)	3.47%	08/15/2026	852,819
	Madison Park Funding LII, Ltd.
500,000	Series 2021-52A(d)(e)	3M US L + 3.15%	01/22/2035	451,537
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(d)(e)	3M US L + 5.80%	10/22/2030	854,343
	Madison Park Funding XLV, Ltd.
600,000	Series 2021-45A(d)(e)	3M US L + 6.35%	07/15/2034	575,373
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(d)(e)	3M US L + 6.00%	07/17/2034	940,060
	Master Asset Backed Securities Trust
4,052,440	Series 2006-NC3(e)	1M US L + 0.21%	10/25/2036	2,083,780
	Med Trust
1,096,742	Series 2021-MDLN(d)(e)	1M US L + 5.25%	11/15/2023	1,005,727
	Merrill Lynch Mortgage Investors Trust
10,039,281	Series 2006-RM3(e)	1M US L + 0.48%	06/25/2037	2,149,636
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(d)	8.01%	02/20/2028	1,000,909
	MFT Trust
2,010,000	Series 2020-ABC(d)(e)	3.48%	02/10/2030	1,187,588
	MKT Mortgage Trust
250,000	Series 2020-525M(d)(e)	2.94%	02/12/2030	134,299
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(e)	4.13%	02/15/2025	619,219
1,292,000	Series 2016-C31(d)(e)	3.00%	10/15/2026	709,797
1,100,000	Series 2017-C34(d)	2.70%	10/15/2027	658,702
	Morgan Stanley Capital I Trust
1,095,515	Series 2016-UB11 XA(e)(n)	1.44%	08/15/2026	41,911
765,000	Series 2018-H4(d)	3.00%	12/15/2028	440,785
750,000	Series 2019-H7	4.13%	07/15/2029	603,492
826,000	Series 2021-L6(e)	3.46%	07/15/2031	598,774
10,249,000	Series 2021-L7(d)(e)(n)	0.92%	10/15/2031	670,961
	Morgan Stanley Mortgage Loan Trust
338,442	Series 2007-3XS(k)	6.20%	01/25/2047	131,664
	Mosaic Solar Loan Trust
60,847	Series 2017-1A(d)	4.45%	06/20/2042	58,550
259,216	Series 2018-1A(d)	4.01%	08/20/2030	242,913
1,588,581	Series 2020-1A(d)	0.00%	04/20/2046	1,061,441

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$458,791	Series 2020-2A(d)	3.00%	06/20/2025	$423,163
	MSCG Trust
1,490,525	Series 2018-SELF(d)(e)	1M US L + 3.05%	10/15/2037	1,386,941
	MVW 2021-1W LLC
632,644	Series 2021-1WA(d)	1.94%	01/22/2041	577,530
733,867	Series 2021-1WA(d)	3.17%	01/22/2041	660,357
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(d)	3.68%	11/17/2025	473,342
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(d)(e)	3M US L + 6.80%	05/12/2031	1,260,845
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 8.09%	07/15/2030	768,014
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(d)(e)	3M US L + 3.10%	01/24/2033	442,242
2,000,000	Series 2020-1A(d)(e)	3M US L + 7.25%	01/24/2033	1,696,857
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(d)(e)	3M US L + 2.85%	07/25/2030	447,666
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 7.00%	01/20/2035	426,399
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 6.75%	07/15/2034	907,530
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(d)(e)	3M US L + 6.60%	07/15/2036	872,035
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(d)(e)	3M US L + 6.75%	01/15/2033	578,560
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/17/2030	443,820
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/17/2030	812,863
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(d)(e)	3M US L + 7.00%	02/14/2031	855,484
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(d)(e)	3M US L + 1.90%	01/22/2030	927,707
500,000	Series 2018-1A(d)(e)	3M US L + 5.45%	01/22/2030	409,710
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 2.90%	07/02/2035	936,835

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Series 2021-3A(d)(e)	3M US L + 6.25%	07/02/2035	$1,870,904
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(d)(e)	3M US L + 6.25%	04/18/2033	1,824,635
	Pagaya AI Debt Selection Trust
2,298,337	Series 2020-3(d)	6.43%	05/17/2027	2,270,365
526,375	Series 2021-2(d)	3.00%	01/25/2029	502,613
2,000,000	Series 2021-5(d)	0.00%	08/15/2029	1,382,562
	PAGAYA AI Debt Trust
1,040,843	Series 2022-2(d)(e)	4.99%	01/15/2030	1,012,952
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(e)	1M US L + 0.65%	12/25/2035	3,053,336
	Progress Residential
2,500,000	Series 2021-SFR3(d)	4.75%	05/17/2026	2,213,754
	Progress Residential
6,900,000	Series 2021-SFR8(d)	4.01%	10/17/2026	5,679,815
	RR 2, Ltd.
1,000,000	Series 2021-2A(d)(e)	3M US L + 5.80%	04/15/2036	831,316
	RR 6, Ltd.
1,000,000	Series 2021-6A(d)(e)	3M US L + 5.85%	04/15/2036	870,607
	Sapphire Aviation Finance I, Ltd.
2,144,720	Series 2018-1A(d)	5.93%	03/15/2025	1,531,437
	Sapphire Aviation Finance II, Ltd.
361,544	Series 2020-1A(d)	3.23%	03/15/2027	299,413
	Signal Rail I LLC
468,982	Series 2021-1(d)	2.23%	08/17/2028	402,331
	SLG Office Trust
1,100,000	Series 2021-OVA(d)	2.85%	07/15/2031	767,462
	SMB Private Education Loan Trust
216,780	Series 2018-B(d)(e)	1M US L + 0.72%	08/15/2027	213,111
968	Series 2021-A(d)	0.00%	01/15/2053	2,146,792
	SMR Mortgage Trust
953,090	Series 2022-IND(d)(e)	1M US SOFR + 7.50%	02/15/2024	806,647
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(d)	0.00%	08/15/2030	1,010,256
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(d)	0.00%	01/25/2048	965,467
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(d)	0.00%	02/25/2042	543,716
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(d)	3.61%	09/25/2040	268,752

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sprite, Ltd.
$423,364	Series 2021-1(d)	3.75%	10/15/2028	$382,904
	Start, Ltd.
524,905	Series 2018-1(d)	4.09%	05/15/2025	456,740
	Sunnova Helios VII Issuer LLC
1,126,098	Series 2021-C(d)	2.63%	10/20/2028	891,089
	Sunnova Sol III Issuer LLC
1,350,615	Series 2021-1(d)	2.58%	04/30/2031	1,059,127
	Sunnova Sol Issuer LLC
909,268	Series 2020-1A(d)	3.35%	01/30/2030	780,618
	Thunderbolt Aircraft Lease, Ltd.
1,466,693	Series 2017-A(d)(k)	4.21%	04/15/2024	1,327,670
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(d)(k)	5.07%	09/15/2038	2,661,094
	TIF Funding II LLC
332,500	Series 2021-1A(d)	1.65%	02/20/2046	280,938
	Tricon Residential
3,700,000	Series 2021-SFR1(d)	4.13%	07/17/2026	3,239,306
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(d)(e)	3M US L + 4.15%	07/20/2032	1,579,700
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(e)(n)	0.43%	08/15/2050	574,962
650,000	Series 2017-C4(e)	4.24%	09/15/2027	585,714
520,000	Series 2018-C10(e)	5.05%	05/15/2028	445,842
928,000	Series 2018-C9(e)	4.95%	03/15/2028	808,321
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(d)(e)	4.08%	03/12/2046	1,329,521
	Upstart Pass-Through Trust
150,024	Series 2021-ST1(d)	2.75%	02/20/2027	143,345
333,534	Series 2021-ST2(d)	2.50%	04/20/2027	317,425
	Upstart Securitization Trust
69,111	Series 2020-3(d)	3.01%	11/20/2030	68,862
2,000	Series 2021-2	0.00%	06/20/2031	306,467
	US Auto Funding 2021-1
1,125,000	Series 2021-1A(d)	2.20%	05/15/2026	1,076,791
	Vault DI Issuer LLC
750,000	Series 2021-1A(d)	2.80%	07/15/2026	645,497
	Velocity Commercial Capital Loan Trust
260,208	Series 2018-2(d)(e)	4.05%	09/25/2024	250,172
550,427	Series 2019-1(d)(e)	3.94%	01/25/2027	492,659
247,173	Series 2019-1(d)(e)	4.01%	07/25/2027	212,468
200,669	Series 2019-1(d)(e)	4.12%	11/25/2027	160,487
1,406,099	Series 2021-2(d)(e)	4.92%	12/25/2030	996,197

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	VOLT XCVI LLC
$4,000,000	Series 2021-NPL5(d)(k)	4.83%	03/27/2051	$3,505,053
	Wachovia Bank Commercial Mortgage Trust
8,696	Series 2006-C29(e)(n)	0.00%	11/15/2048	4
	WAVE LLC
1,135,727	Series 2019-1(d)	7.00%	09/15/2044	515,986
	Wells Fargo Commercial Mortgage Trust
1,539,000	Series 2015-C28(e)	4.08%	05/15/2025	1,265,805
1,245,000	Series 2015-NXS4(e)	3.69%	11/15/2025	1,044,579
1,000,000	Series 2016-C33(d)	3.12%	03/15/2059	778,328
5,628,945	Series 2016-C37(d)(e)(n)	1.60%	12/15/2049	248,425
356,000	Series 2016-NXS6	3.81%	11/15/2049	317,980
134,000	Series 2020-C55	3.14%	02/15/2030	107,965
830,000	Series 2021-C61	3.31%	07/15/2031	588,470
	WF-RBS Commercial Mortgage Trust
2,852,390	Series 2014-C21(e)(n)	1.00%	08/15/2047	31,611
3,599,882	Series 2014-C22(e)(n)	0.78%	09/15/2057	27,753
	Willis Engine Structured Trust V
832,689	Series 2020-A(d)	3.23%	03/15/2028	611,285
	Willis Engine Structured Trust VI
2,261,989	Series 2021-A(d)	7.39%	05/15/2046	1,873,296
1,506,677	Zephyrus Capital Aviation Tl(e)	1M US L + 4.61%	10/15/2038	1,279,101

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $297,516,067)				231,674,169

U.S. GOVERNMENT BONDS AND NOTES - 13.94%
19,940,000	U.S. Treasury Bonds	2.88%	05/15/2032	18,980,387
10,000,000	U.S. Treasury Bonds	4.13%	11/15/2032	10,509,375
1,200,000	U.S. Treasury Bonds	3.50%	02/15/2033	1,201,969
1,200,000	U.S. Treasury Bonds	2.25%	05/15/2041	954,023
1,770,000	U.S. Treasury Bonds	3.25%	05/15/2042	1,634,070
345,000	U.S. Treasury Bonds	3.88%	02/15/2043	348,153
32,000,000	U.S. Treasury Bonds	1.63%	11/15/2050	20,540,000
1,000,000	U.S. Treasury Bonds	2.88%	05/15/2052	855,879
18,000,000	U.S. Treasury Bonds	3.00%	08/15/2052	15,817,500
11,130,000	U.S. Treasury Bonds	4.00%	11/15/2052	11,815,191
46,925,000	U.S. Treasury Bonds	3.63%	02/15/2053	46,598,725
4,310,000	U.S. Treasury Notes	4.50%	11/30/2024	4,327,678
180,000	U.S. Treasury Notes	4.25%	12/31/2024	180,186
29,070,000	U.S. Treasury Notes	4.13%	01/31/2025	29,065,458
10,320,000	U.S. Treasury Notes	4.63%	02/28/2025	10,421,184
270,000	U.S. Treasury Notes	3.88%	01/15/2026	270,116

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,205,000	U.S. Treasury Notes	4.00%	02/15/2026	$4,222,904
205,000	U.S. Treasury Notes	2.75%	07/31/2027	197,473
260,000	U.S. Treasury Notes	4.13%	09/30/2027	264,956
4,840,000	U.S. Treasury Notes	3.88%	12/31/2027	4,891,898
365,000	U.S. Treasury Notes	3.50%	01/31/2028	363,147
250,000	U.S. Treasury Notes	3.50%	01/31/2030	249,023
2,660,000	U.S. Treasury Notes	4.00%	02/28/2030	2,730,656

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $192,374,543)				186,439,951

MORTGAGE-BACKED SECURITIES - 0.69%
	Freddie Mac Pool
1,389,553	Series 2022-	4.50%	07/01/2052	1,364,037
2,412,283	Series 2022-	4.50%	09/01/2052	2,365,686
1,356,132	Series 2022-	4.50%	10/01/2052	1,329,936
1,983,654	Series 2023-	4.00%	12/01/2052	1,899,713
	Ginnie Mae II Pool
2,465,947	Series 2022-	3.00%	04/20/2052	2,236,200

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,204,236)				9,195,572

MUNICIPAL BONDS - 0.02%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	214,041

TOTAL MUNICIPAL BONDS
(Cost $232,409)				214,041

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 18.26%
	Adjustable Rate Mortgage Trust
2,079,558	Series 2005-10(e)	4.22%	01/25/2036	1,599,119
	Alternative Loan Trust
133,993	Series 2005-20CB	5.50%	07/25/2035	107,146
60,904	Series 2005-54CB	5.50%	11/25/2035	35,566
653,541	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	525,955
138,018	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	115,520
188,991	Series 2005-86CB	5.50%	02/25/2036	115,217
151,792	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	131,998
269,583	Series 2005-9CB(e)(n)	5.05% - 1M US L	05/25/2035	8,564
1,029,400	Series 2006-15CB	6.50%	06/25/2036	522,231
104,513	Series 2006-30T1	6.25%	11/25/2036	81,338
97,700	Series 2006-32CB	5.50%	11/25/2036	58,735

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$222,531	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	$182,961
808,897	Series 2007-19	6.00%	08/25/2037	422,884
2,728,435	Series 2007-20	6.25%	08/25/2047	1,571,725
767,339	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	342,525
732,681	Series 2007-23CB(e)(n)	6.50% - 1M US L	09/25/2037	130,956
	American Home Mortgage Investment Trust
157,985	Series 2007-A(d)(k)	6.60%	01/25/2037	31,008
	Banc of America Funding
1,664,403	Series 2014-R8(d)(e)	1M US L + 0.24%	12/26/2024	1,389,330
	Banc of America Funding Trust
58,571	Series 2006-2	5.50%	03/25/2036	56,729
	BCAP, LLC Trust
99,449	Series 2007-AA2(e)	7.50%	04/25/2037	58,334
64,524	Series 2007-AA2	6.00%	04/25/2037	33,397
4,866,418	Series 2010-RR6(d)(e)	5.34%	07/26/2036	2,381,515
	Bear Stearns ALT-A Trust
6,243,758	Series 2006-3(e)	3.67%	05/25/2036	4,738,394
785,597	Series 2006-6(e)	3.69%	11/25/2036	364,607
	Bear Stearns Asset-Backed Securities Trust
1,451,771	Series 2006-AC1(k)	6.25%	02/25/2036	769,894
	Bear Stearns Structured Products, Inc.
7,018,215	Series 2008-R2(d)(e)	3.24%	06/25/2047	5,077,182
	Chase Mortgage Finance Trust
3,172,883	Series 2007-S2	6.00%	03/25/2037	1,731,510
338,569	Series 2007-S3	5.50%	05/25/2037	3
4,304,338	Series 2007-S4	6.00%	06/25/2037	2,090,327
	ChaseFlex Trust Series
3,484,496	Series 2007-M1(e)	1M US L + 0.23%	08/25/2037	2,918,294
	Citicorp Mortgage Securities Trust
317,139	Series 2007-1	6.00%	01/25/2037	271,727
	Citigroup Mortgage Loan Trust
78,655	Series 2009-12(d)	5.50%	11/25/2035	61,947
218,580	Series 2009-4(d)(e)	5.48%	05/25/2035	195,452
	CitiMortgage Alternative Loan Trust
327,753	Series 2007-A1	6.00%	01/25/2037	293,914
64,559	Series 2007-A1(e)(n)	5.40% - 1M US L	01/25/2037	2,897
46,293	Series 2007-A3(e)	6.00%	03/25/2037	42,187
106,534	Series 2007-A3(e)(n)	5.40% - 1M US L	03/25/2037	6,226
329,762	Series 2007-A6	5.50%	06/25/2037	272,318

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Connecticut Avenue Securities Trust
$4,122,443	Series 2019-R05(d)(e)	1M US L + 4.10%	07/25/2039	$4,169,940
4,250,000	Series 2022-R02(d)(e)	30D US SOFR + 7.65%	01/25/2027	3,961,844
3,685,000	Series 2022-R03(d)(e)	30D US SOFR + 9.85%	03/25/2042	3,693,839
	Countrywide Home Loan Mortgage Pass-Through Trust
1,219,320	Series 2005-HYB7(e)	3.66%	11/20/2035	1,059,846
21,310	Series 2005-J4	5.50%	11/25/2035	17,331
1,205,868	Series 2006-18	6.00%	12/25/2036	686,666
143,579	Series 2007-17	6.00%	10/25/2037	110,530
201,536	Series 2007-3	6.00%	04/25/2037	107,263
227,113	Series 2007-7	5.75%	06/25/2037	122,023
	Credit Suisse First Boston Mortgage Securities Corp.
46,668	Series 2005-10	5.50%	11/25/2035	35,878
28,085	Series 2005-8	5.50%	08/25/2025	23,065
4,004,198	Series 2005-9	6.00%	10/25/2035	1,290,312
	Credit Suisse Mortgage Capital Certificates
1,725,787	Series 2006-2	5.75%	03/25/2036	938,232
	CSMC
900,000	Series 2021-NQM6(d)(e)	2.58%	07/25/2066	504,560
	CSMC Mortgage-Backed Trust
143,580	Series 2006-1	6.00%	02/25/2036	48,728
13,043	Series 2006-4	5.50%	05/25/2021	7,212
788,000	Series 2006-5	6.25%	06/25/2036	176,990
63,472	Series 2006-9	6.00%	11/25/2036	41,080
4,467	Series 2007-2	5.00%	03/25/2037	3,561
455,935	Series 2007-3(e)	5.84%	04/25/2037	108,566
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
182,815	Series 2005-6(e)(n)	5.08% - 1M US L	12/25/2035	11,281
80,182	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	62,526
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
109,019	Series 2006-PR1(d)(e)	12.12% - 1M US L	04/15/2036	96,620
	Fannie Mae Interest Strip
6,357,020	Series 2014-419(n)	3.50%	04/25/2044	969,734
	Fannie Mae Pool
4,178,008	Series 2021-	3.00%	10/01/2046	3,837,056
2,079,794	Series 2021-	3.00%	12/01/2048	1,898,349
1,708,966	Series 2021-	4.00%	05/01/2049	1,659,803
2,179,697	Series 2021-	4.00%	06/01/2049	2,123,642
1,422,927	Series 2021-	2.50%	05/01/2051	1,230,040

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,238,498	Series 2021-	3.50%	07/01/2051	$3,041,360
2,471,567	Series 2021-	2.50%	12/01/2051	2,134,339
3,565,240	Series 2022-	3.50%	11/01/2050	3,346,444
1,645,346	Series 2022-	5.00%	07/01/2052	1,642,858
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,664,078
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,686,013
	Fannie Mae REMICS
5,564,040	Series 2014-1(e)(n)	5.90% - 1M US L	02/25/2044	662,944
5,981,228	Series 2015-54(e)(n)	6.15% - 1M US L	07/25/2045	726,927
9,200,549	Series 2020-74(e)(n)	4.10% - 30D US SOFR	10/25/2050	438,896
19,101,200	Series 2020-77(e)(n)	4.10% - 30D SOFR	11/25/2050	878,447
2,230,317	Series 2021-48(e)	3.65% - 30D US SOFR	08/25/2051	91,052
15,493,795	Series 2021-56(n)	2.50%	09/25/2051	1,853,196
	Federal Home Loan Mortgage Corp. Pool
119,435	Series Pool #G01840	5.00%	07/01/2035	122,216
43,851	Series Pool #G04817	5.00%	09/01/2038	44,875
	Federal Home Loan Mortgage Corp. REMICS
624,979	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	633,156
112,128	Series 2005-R003	5.50%	10/15/2035	115,549
891,201	Series 2006-3244(e)(n)	6.66% - 1M US L	11/15/2036	88,169
44,165	Series 2007-3261(e)(n)	6.43% - 1M US L	01/15/2037	3,688
94,004	Series 2007-3262(e)(n)	6.40% - 1M US L	01/15/2037	5,006
349,176	Series 2007-3301(e)(n)	6.10% - 1M US L	04/15/2037	27,908
251,605	Series 2007-3303(e)(n)	6.10% - 1M US L	04/15/2037	22,260
62,103	Series 2007-3382(e)(n)	6.00% - 1M US L	11/15/2037	4,057
227,440	Series 2007-3384(e)(n)	6.31% - 1M US L	08/15/2036	20,270
73,027	Series 2007-3384(e)(n)	6.39% - 1M US L	11/15/2037	4,348
32,699	Series 2008-3417(e)(n)	6.18% - 1M US L	02/15/2038	2,288
1,509,859	Series 2008-3423(e)(n)	6.00% - 1M US L	03/15/2038	6,911
95,506	Series 2008-3423(e)(n)	5.65% - 1M US L	03/15/2038	5,560
849,907	Series 2009-3510(e)	6.75% - 1M US L	02/15/2037	67,406
226,117	Series 2009-3523(e)(n)	6.00% - 1M US L	04/15/2039	15,716
41,560	Series 2009-3524(e)	3.41%	06/15/2038	39,750
3,341	Series 2009-3549(e)(n)	5.80% - 1M US L	07/15/2039	263
456,859	Series 2009-3560(e)	6.40% - 1M US L	11/15/2036	20,325
147,740	Series 2010-3641	4.50%	03/15/2040	146,853
224,300	Series 2010-3726(e)(n)	6.05% - 1M US L	09/15/2040	21,065
719,275	Series 2010-3728(e)(n)	4.45% - 1M US L	09/15/2040	25,564
307,273	Series 2010-3779	3.50%	12/15/2030	299,077
61,280	Series 2010-3779	4.00%	12/15/2030	60,451
248,320	Series 2010-3779	4.50%	12/15/2040	249,844
27,133	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	19,992
189,523	Series 2011-3808	3.50%	02/15/2031	184,375

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$482,589	Series 2011-3815(e)(n)	5.85% - 1M US L	02/15/2041	$42,263
167,642	Series 2011-3824	3.50%	03/15/2031	163,087
244,825	Series 2011-3824(e)	7.10% - 1M US L	08/15/2036	31,019
274,574	Series 2011-3863	5.50%	08/15/2034	281,525
302,749	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	241,325
294,368	Series 2011-3871	5.50%	06/15/2041	303,930
272,377	Series 2011-3872(e)(n)	5.95% - 1M US L	06/15/2041	20,529
1,863,783	Series 2011-3910	5.00%	08/15/2041	1,917,278
1,206,104	Series 2011-3924(e)(n)	6.00% - 1M US L	09/15/2041	70,501
1,565,893	Series 2012-3(e)(n)	5.95% - 1M US L	02/25/2042	150,591
918,592	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	803,176
2,097,207	Series 2013-4239	0.00%	07/15/2043	1,319,802
2,732,125	Series 2014-4413	3.50%	11/15/2044	2,583,975
3,822,137	Series 2015-4434	3.00%	02/15/2045	3,330,752
3,671,078	Series 2015-4440	2.50%	02/15/2045	3,241,515
	Federal National Mortgage Association Pool
32,774	Series Pool #555743	5.00%	09/01/2033	33,500
38,304	Series Pool #735382	5.00%	04/01/2035	39,153
107,118	Series Pool #735383	5.00%	04/01/2035	109,494
67,949	Series Pool #735484	5.00%	05/01/2035	69,456
19,097	Series Pool #AH4437	4.00%	01/01/2041	18,006
	Federal National Mortgage Association REMICS
24,035	Series 2004-46(e)	6.00% - 1M US L	03/25/2034	413
137,168	Series 2006-101(e)(n)	6.58% - 1M US L	10/25/2036	13,785
389,516	Series 2006-123(e)(n)	6.32% - 1M US L	01/25/2037	38,814
1,836,137	Series 2006-92(e)(n)	6.58% - 1M US L	10/25/2036	185,077
53,915	Series 2007-102(e)(n)	6.40% - 1M US L	11/25/2037	3,541
38,650	Series 2007-108(e)(n)	6.36% - 1M US L	12/25/2037	2,628
8,065	Series 2007-30(e)(n)	6.11% - 1M US L	04/25/2037	464
229,553	Series 2007-38(e)(n)	6.08% - 1M US L	05/25/2037	11,996
9,588	Series 2007-51(e)(n)	6.10% - 1M US L	06/25/2037	517
27,957	Series 2007-53(e)(n)	6.10% - 1M US L	06/25/2037	1,615
275,973	Series 2007-57(e)(n)	6.62% - 1M US L	10/25/2036	24,903
58,813	Series 2007-68(e)(n)	6.65% - 1M US L	07/25/2037	4,465
379,078	Series 2008-3(e)(n)	6.46% - 1M US L	02/25/2038	29,929
36,329	Series 2008-56(e)(n)	6.06% - 1M US L	07/25/2038	1,520
10,354	Series 2008-81	5.50%	09/25/2038	10,620
122,131	Series 2009-111	5.00%	01/25/2040	122,586
57,452	Series 2009-111(e)(n)	6.25% - 1M US L	01/25/2040	5,982
546,888	Series 2009-12(e)(n)	6.60% - 1M US L	03/25/2036	37,231
15,320	Series 2009-28(e)	6.00% - 1M US L	04/25/2037	783
94,821	Series 2009-41	4.50%	06/25/2039	91,001
41,648	Series 2009-42(e)(n)	6.00% - 1M US L	06/25/2039	2,964
82,727	Series 2009-47(e)(n)	6.10% - 1M US L	07/25/2039	6,367
32,996	Series 2009-62(e)(n)	6.10% - 1M US L	08/25/2039	1,283

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$37,380	Series 2009-66(e)	5.80% - 1M US L	02/25/2038	$2,430
27,373	Series 2009-68(e)(n)	5.25% - 1M US L	09/25/2039	1,163
97,478	Series 2010-11(e)(n)	4.80% - 1M US L	02/25/2040	4,425
18,039	Series 2010-111(e)(n)	6.00% - 1M US L	10/25/2040	1,017
49,771	Series 2010-112	4.00%	10/25/2040	47,613
74,897	Series 2010-115(e)	6.60% - 1M US L	11/25/2039	6,803
965,165	Series 2010-115(e)(n)	6.00% - 1M US L	10/25/2040	101,301
2,250,660	Series 2010-123(e)(n)	6.05% - 1M US L	11/25/2040	226,803
396,637	Series 2010-15(e)(n)	4.95% - 1M US L	03/25/2040	21,325
22,598	Series 2010-34(e)(n)	4.93% - 1M US L	04/25/2040	1,286
32,129	Series 2010-4(e)(n)	6.23% - 1M US L	02/25/2040	2,068
35,621	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	31,241
1,319,546	Series 2010-75	4.50%	07/25/2040	1,319,347
100,877	Series 2010-9(e)(n)	4.75% - 1M US L	02/25/2040	3,148
18,700	Series 2010-9(e)(n)	5.30% - 1M US L	02/25/2040	947
5,844	Series 2010-90(e)(n)	6.00% - 1M US L	08/25/2040	432
155,493	Series 2011-16	3.50%	03/25/2031	151,113
160,095	Series 2011-25	3.00%	04/25/2026	155,889
176,369	Series 2011-29	3.50%	04/25/2031	171,388
1,090	Series 2011-5(e)	6.40% - 1M US L	11/25/2040	1
1,835,842	Series 2012-106(e)(n)	6.16% - 1M US L	10/25/2042	168,432
262,964	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	194,019
109,305	Series 2012-29(e)(n)	6.00% - 1M US L	04/25/2042	9,255
326,714	Series 2012-32(n)	5.00%	04/25/2042	51,049
1,694,345	Series 2012-65(e)(n)	5.98% - 1M US L	06/25/2042	170,321
664,014	Series 2018-21	0.00%	04/25/2048	517,400
	First Horizon Alternative Mortgage Securities Trust
475,482	Series 2005-FA6	5.50%	09/25/2035	268,300
	First Horizon Mortgage Pass-Through Trust
503,383	Series 2007-AR3(e)	3.84%	11/25/2037	259,806
	Freddie Mac Pool
4,010,495	Series 2021-	2.00%	11/01/2050	3,388,704
4,065,229	Series 2021-	3.00%	10/01/2051	3,660,138
1,622,481	Series 2022-	3.00%	03/01/2052	1,465,206
3,820,800	Series 2022-	3.50%	06/01/2052	3,554,103
2,566,751	Series 2022-	4.00%	06/01/2052	2,458,303
	Freddie Mac REMICS
2,243,487	Series 2011-3972(e)(n)	5.90% - 1M US L	12/15/2041	204,979
2,251,851	Series 2020-5007(e)(n)	6.10% - 1M US L	08/25/2050	297,625
4,120,461	Series 2020-5041	2.00%	11/25/2050	478,067
12,029,471	Series 2020-5057(n)	3.00%	11/25/2050	1,932,270
9,452,810	Series 2021-5070(n)	3.50%	02/25/2051	1,459,405
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(d)(e)	30D US SOFR + 5.65%	12/25/2050	3,897,242

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,500,000	Series 2021-DNA1(d)(e)	30D US SOFR + 4.75%	01/25/2051	$2,085,348
2,750,000	Series 2021-HQA2(d)(e)	30D US SOFR + 3.15%	12/25/2033	2,446,280
	GCAT
1,500,000	Series 2021-NQM4(d)(e)	2.47%	08/25/2025	859,709
	Ginnie Mae II Pool
5,309,032	Series 2021-	2.50%	10/20/2051	4,660,194
1,576,220	Series 2021-	2.50%	11/20/2051	1,383,396
	Government National Mortgage Association
28,472	Series 2004-83(e)(n)	6.08% - 1M US L	10/20/2034	1,504
25,983	Series 2008-6(e)(n)	6.46% - 1M US L	02/20/2038	102
24,487	Series 2008-67(e)(n)	6.00% - 1M US L	08/20/2038	134
386,940	Series 2008-69(e)(n)	7.63% - 1M US L	08/20/2038	27,459
37,893	Series 2009-10(e)(n)	6.65% - 1M US L	02/16/2039	3,420
396,793	Series 2009-35	4.50%	05/20/2039	392,122
1,701,464	Series 2009-58(e)(n)	6.25% - 1M US L	06/20/2039	113,999
27,700	Series 2009-6(e)	5.95% - 1M US L	02/20/2038	53
772,576	Series 2009-75	5.00%	09/20/2039	777,986
1,839,986	Series 2010-121(e)(n)	6.00% - 1M US L	09/20/2040	186,349
30,360	Series 2010-61(e)(n)	6.55% - 1M US L	09/20/2039	1,573
47,310	Series 2010-98(e)	5.51%	03/20/2039	2,659
33,197,914	Series 2010-H20(e)(n)	1.42%	10/20/2060	953,952
240,728	Series 2011-69	0.00%	05/20/2041	203,364
782,935	Series 2011-71	4.50%	02/20/2041	773,790
551,543	Series 2011-71(e)(n)	5.40% - 1M US L	05/20/2041	40,556
165,748	Series 2011-72(e)(n)	6.15% - 1M US L	05/20/2041	12,057
838,081	Series 2011-89(e)(n)	5.45% - 1M US L	06/20/2041	61,646
1,668,659	Series 2013-113(e)(n)	6.25% - 1M US L	03/20/2043	44,476
2,980,611	Series 2013-122(e)(n)	6.10% - 1M US L	08/16/2043	304,881
2,349,885	Series 2013-148(e)(n)	5.68% - 1M US L	10/16/2043	184,907
2,449,916	Series 2013-186(e)(n)	6.25% - 1M US L	02/16/2043	136,680
1,844,743	Series 2014-156(e)(n)	6.25% - 1M US L	10/20/2044	184,442
3,679,262	Series 2014-4(e)(n)	6.10% - 1M US L	01/16/2044	383,794
4,591,886	Series 2014-41(e)(n)	6.10% - 1M US L	03/20/2044	457,797
1,893,299	Series 2014-5(e)(n)	6.15% - 1M US L	07/20/2043	87,677
3,081,522	Series 2014-95(e)(n)	6.25% - 1M US L	06/16/2044	244,690
14,761,650	Series 2016-162(e)(n)	0.68%	09/16/2058	463,308
14,870,549	Series 2016-H21(e)(n)	0.05%	09/20/2066	636,314
5,138,491	Series 2018-97(e)(n)	6.20% - 1M US L	07/20/2048	503,689
10,753,777	Series 2019-22(e)	5.60% - 1M US L	02/20/2045	955,665
4,778,560	Series 2019-92(e)(n)	6.10% - 1M US L	07/20/2049	507,896
18,411,027	Series 2019-H10(e)(n)	0.01%	06/20/2069	602,799
4,724,995	Series 2019-H18(e)(n)	0.04%	11/20/2069	209,058
9,617,765	Series 2020-112(e)(n)	6.25% - 1M US L	08/20/2050	1,036,813
17,238,714	Series 2020-146(e)(n)	3.75% - 1M US L	10/20/2050	758,548

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$13,323,549	Series 2020-146(e)(n)	6.30% - 1M US L	10/20/2050	$1,527,104
12,856,622	Series 2020-167(e)(n)	3.75% - 1M US L	11/20/2050	374,285
17,686,085	Series 2020-168(e)(n)	0.98%	12/16/2062	1,244,329
4,853,981	Series 2020-188(e)	6.30% - 1M US L	11/20/2050	705,812
18,867,493	Series 2020-H18(e)(n)	0.00%	09/20/2070	930,826
10,830,934	Series 2021-1(e)(n)	6.30% - 1M US L	01/20/2051	1,288,824
15,619,170	Series 2021-1	2.50%	01/20/2051	2,167,791
10,466,949	Series 2021-107(e)(n)	3.75% - 1M US L	06/20/2051	503,632
1,654,163	Series 2021-117	3.50%	06/20/2051	275,167
14,211,499	Series 2021-160	2.50%	06/20/2051	1,720,291
17,399,983	Series 2021-52(e)	0.72%	04/16/2063	952,245
25,045,310	Series 2021-59(e)(n)	2.60% - 30D US SOFR	04/20/2051	501,845
12,709,707	Series 2021-77(e)	3.75% - 1M US L	05/20/2051	488,004
16,420,071	Series 2021-77	2.50%	05/20/2051	1,960,018
6,410,284	Series 2021-89(e)(n)	3.75% - 1M US L	05/20/2051	228,813
10,095,812	Series 2021-97(e)(n)	3.75% - 1M US L	06/20/2051	328,535
30,776,134	Series 2021-97(e)(n)	3M US L + 2.44%	06/20/2051	545,289
30,996,974	Series 2021-H06(e)	0.70%	04/20/2071	779,574
12,820,731	Series 2021-H08(e)	0.60%	05/20/2071	283,681
58,537,798	Series 2021-H12(e)	0.38%	08/20/2071	1,001,722
39,255,512	Series 2022-1(e)(n)	2.65% - 30D US SOFR	01/20/2052	450,355
27,444,301	Series 2022-48(e)(n)	0.71%	01/16/2064	1,765,470
	GSR Mortgage Loan Trust
916,646	Series 2006-2F	5.25%	02/25/2036	413,646
1,570,403	Series 2007-2F	6.00%	03/25/2037	888,251
690,208	Series 2007-AR2(e)	3.16%	05/25/2037	385,054
	Homeward Opportunities Fund Trust
364,685	Series 2020-BPL1(d)(k)	5.44%	08/25/2025	359,197
	Impac CMB Trust
89,493	Series 2004-10(e)	1M US L + 0.70%	03/25/2035	72,185
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(d)(e)	3.45%	01/25/2057	701,429
	IndyMac IMJA Mortgage Loan Trust
979,512	Series 2007-A1	6.00%	08/25/2037	418,355
	IndyMac IMSC Mortgage Loan Trust
4,666,723	Series 2007-F2	6.50%	07/25/2037	1,554,724
	JP Morgan Alternative Loan Trust
158,516	Series 2005-S1	6.00%	12/25/2035	110,236
27,796	Series 2006-S3(k)	6.62%	08/25/2036	26,554
	JP Morgan Mortgage Trust
790,796	Series 2007-S3	6.00%	07/25/2037	435,712

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Resecuritization Trust
$546,835	Series 2011-1(d)(e)	6.00%	06/26/2037	$414,079
2,086,920	Series 2014-6(d)(e)	1M US L + 0.21%	07/27/2046	1,952,992
	Legacy Mortgage Asset Trust
13,736,853	Series 2019-GS7(d)(k)	7.50%	11/25/2059	12,894,539
	Lehman Mortgage Trust
401,452	Series 2006-6	5.50%	10/25/2036	282,395
3,846,995	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	311,812
3,846,995	Series 2006-7(e)(n)	7.75% - 1M US L	11/25/2036	405,394
1,163,962	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	254,234
1,163,962	Series 2006-8(e)(n)	6.58% - 1M US L	12/25/2036	147,143
253,143	Series 2007-10	6.50%	01/25/2038	77,813
	LHOME Mortgage Trust
1,300,000	Series 2021-RTL1(d)(e)	2.09%	02/25/2026	1,271,021
4,400,000	Series 2021-RTL1(d)(e)	4.46%	02/25/2026	3,851,234
1,500,000	Series 2021-RTL2(d)(k)	4.61%	01/25/2024	1,286,394
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	77,617
	Morgan Stanley Mortgage Loan Trust
1,162,975	Series 2005-3AR(e)	3.70%	07/25/2035	952,062
2,359,274	Series 2006-11	6.00%	08/25/2036	1,593,646
2,528,152	Series 2006-1AR(e)	1M US L + 0.28%	02/25/2036	1,555,053
625,531	Series 2006-7(e)	5.15%	06/25/2036	419,227
675,353	Series 2006-7	6.00%	06/25/2036	372,675
	Morgan Stanley Re-REMIC Trust
17,310	Series 2011-R1(d)(e)	5.94%	02/26/2037	17,276
	Morgan Stanley Residential
	Mortgage Loan Trust
310,170	Series 2020-RPL1(d)(e)	2.69%	10/25/2023	302,896
	NewRez Warehouse Securitization Trust
3,943,333	Series 2021-1(d)(e)	1M US L + 5.25%	05/25/2055	3,869,537
	Nomura Asset Acceptance Corp. Alternative Loan Trust
991,028	Series 2005-AP3(e)	5.32%	08/25/2035	516,939
	PR Mortgage Loan Trust
6,776,517	Series 2014-1(d)(e)	5.89%	10/25/2049	6,223,490
	Prime Mortgage Trust
49,733	Series 2006-DR1(d)	5.50%	05/25/2035	43,694
	PRPM LLC
9,806,199	Series 2022-5(d)	6.90%	09/27/2027	9,771,611
	RBSGC Structured Trust
110,128	Series 2008-B(d)	6.00%	06/25/2037	96,873
	Residential Accredit Loans, Inc.
3,154,991	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	1,321,555

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	61

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,268,217	Series 2006-QS10	6.50%	08/25/2036	$1,069,991
314,946	Series 2006-QS6	6.00%	06/25/2036	258,266
794,394	Series 2006-QS7	6.00%	06/25/2036	639,611
41,763	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	30,110
125,288	Series 2006-QS7(e)(n)	5.60% - 1M US L	06/25/2036	7,750
53,139	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	38,217
159,416	Series 2006-QS8(e)(n)	5.55% - 1M US L	08/25/2036	14,197
4,971	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	5,567
466,449	Series 2007-QS9	6.50%	07/25/2037	379,028
248,485	Series 2008-QR1	6.00%	08/25/2036	195,816
	Residential Asset Securitization Trust
384,696	Series 2006-A1	6.00%	04/25/2036	190,421
860,907	Series 2006-A2	6.00%	05/25/2036	377,729
899,236	Series 2006-A6	6.50%	07/25/2036	278,469
245,189	Series 2006-A8	6.00%	08/25/2036	164,623
149,757	Series 2006-A8	6.50%	08/25/2036	45,814
317,071	Series 2006-A8(e)(n)	5.90% - 1M US L	08/25/2036	37,249
1,329,926	Series 2007-A1	6.00%	03/25/2037	417,824
57,796	Series 2007-A6	6.00%	06/25/2037	35,033
2,530,824	Series 2007-A7	6.00%	07/25/2037	974,276
	Residential Funding Mortgage Securities I Trust
411,938	Series 2006-S3	5.50%	03/25/2036	335,321
80,970	Series 2006-S6	6.00%	07/25/2036	67,189
217,067	Series 2007-S3	6.00%	03/25/2037	156,889
121,689	Series 2007-S6	6.00%	06/25/2037	92,392
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(d)(e)	4.67%	01/26/2060	2,319,882
	Sequoia Mortgage Trust
976,059	Series 2007-3(e)	3.23%	07/20/2037	767,918
	Structured Adjustable Rate Mortgage Loan Trust
500,035	Series 2005-15(e)	4.19%	07/25/2035	295,043
	Structured Asset Securities Corp.
142,022	Series 2005-RF1(d)(e)	1M US L + 0.35%	03/25/2035	131,426
142,022	Series 2005-RF1(d)(e)(n)	0.00%	03/25/2035	2,374
	TBW Mortgage-Backed Trust
1,395,044	Series 2006-2	7.00%	07/25/2036	255,811
	Verus Securitization Trust
2,300,000	Series 2019-INV3(d)(e)	3.28%	11/25/2059	1,953,234
1,500,000	Series 2021-4(d)(e)	2.20%	07/25/2066	893,137
1,400,000	Series 2021-6(d)(e)	4.05%	10/25/2066	919,804
2,000,000	Series 2021-7(d)(e)	4.19%	10/25/2066	1,213,559
7,706,000	Series 2022-4(d)(e)	4.72%	04/25/2067	5,722,032
1,987,814	Series 2023-INV1(d)(e)	6.00%	02/25/2068	1,988,509

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wachovia Mortgage Loan Trust, LLC Series Trust
$95,773	Series 2005-B(e)	4.17%	10/20/2035	$87,942
	Washington Mutual Alternative Mortgage Pass-Through Certificates
38,427	Series 2005-9	5.50%	11/25/2035	29,487
316,635	Series 2006-5	6.00%	07/25/2036	221,629
	Washington Mutual Mortgage Pass-Through Certificates Trust
529,137	Series 2006-2	6.00%	03/25/2036	502,157
	Wells Fargo Alternative Loan Trust
207,532	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	166,473
207,527	Series 2007-PA2(e)(n)	6.07% - 1M US L	06/25/2037	11,437
117,101	Series 2007-PA3	5.75%	07/25/2037	95,706
256,748	Series 2007-PA3	6.25%	07/25/2037	218,873

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $355,846,200)				244,184,827

Shares/Description		Value
Warrants - 0.00%(b)(l)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(m)	–

TOTAL WARRANTS
(Cost $0)		–

Short-Term Investments - 11.66%
Money Market Fund - 4.32%
57,815,901	State Street Institutional Trust (7 Day Yield 4.53%)	$57,815,901

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 7.34%
20,000,000	United States Treasury Bill(j)	0.00%	04/20/2023	$19,956,154
3,900,000	United States Treasury Bill(j)	0.00%	05/18/2023	$3,877,209
20,000,000	United States Treasury Bill(j)	0.00%	07/27/2023	$19,702,358
20,000,000	United States Treasury Bill(j)	0.00%	04/13/2023	$19,974,369
25,000,000	United States Treasury Bill(j)	0.00%	04/27/2023	$24,923,417
10,000,000	United States Treasury Bill(j)	0.00%	12/28/2023	$9,681,964
75,000	United States Treasury Bill(j)	0.00%	07/11/2023	$74,036

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	63

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description (continued)	Rate (continued)	Maturity (continued)	Value (continued)
			98,189,507

TOTAL SHORT-TERM INVESTMENTS
(Cost $155,973,479)			$156,005,408

TOTAL INVESTMENTS - 99.63%
(Cost $1,597,515,773)			$1,332,352,750
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.09%			1,185,263
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.28%			3,747,665
NET ASSETS - 100.00%			$1,337,285,678

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2023 was 4.85%

3M US L - 3 Month LIBOR as of March 31, 2023 was 5.18%

6M US L - 6 Month LIBOR as of March 31, 2023 was 5.27%

1D SOFR - 1 Day SOFR as of March 31, 2023 was 4.87%

30D SOFR - 30 Day SOFR as of March 31, 2023 was 4.76%

1Y US TI - 1 Year TI as of March 31, 2023 was 4.64%

5Y US TI - 5 Year TI as of March 31, 2023 was 3.60%

10Y US TI - 10 Year TI as of March 31, 2023 was 3.48%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Non-income producing security.

(c)	Affiliated company. See Notes to Financial Statements.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $381,626,885, which represents approximately 28.54% of net assets as of March 31, 2023.

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of March 31, 2023, the aggregate fair value of those securities was $19,419,481, representing 1.45% of net assets.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(h)	Security is currently in default.

(i)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2023.

(l)	Less than 0.005%.

(m)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(n)	Interest only securities.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 1.91%
1,100,000	Golub Capital BDC, Inc., 3.375%, 04/15/2024	$1,057,807

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,072,155)		1,057,807

CLOSED-END FUNDS - 13.62%
46,048	BlackRock Floating Rate Income Strategies Fund, Inc.	538,762
82,471	BNY Mellon High Yield Strategies Fund	178,962
76,598	Eaton Vance Floating-Rate Income Trust	881,643
56,446	First Trust High Yield Opportunities 2027 Term Fund	787,986
62,117	KKR Income Opportunities Fund	682,045
3,268	Nuveen Preferred & Income Securities Fund	21,111
27,759	Nuveen Variable Rate Preferred & Income Fund	439,703
30,229	PIMCO Dynamic Income Fund	544,727
119,400	PIMCO High Income Fund	569,538
7,965	Western Asset Diversified Income Fund	105,934
553,008	Western Asset High Income Opportunity Fund, Inc.	2,106,960
73,617	Western Asset Inflation-Linked Opportunities & Income Fund	673,596

TOTAL CLOSED-END FUNDS
(Cost $7,828,655)		7,530,967

COMMON STOCKS - 0.14%
947	DBI Investors, Inc.(a)(b)	–
3,304	PHI Group, Inc.(a)(b)	79,065
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $213,399)		79,098

EXCHANGE TRADED FUNDS - 5.02%
15,000	iShares iBoxx $Investment Grade Corporate Bond ETF	1,644,150
15,000	iShares® iBoxx High Yield Corporate Bond ETF	1,133,250

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,627,671)		2,777,400

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.16%
10,837	Barings BDC, Inc.	86,046

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $108,466)		86,046

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Shares/Description		Value
PREFERRED STOCKS - –%
116	DBI Investors Inc., 10.000%(a)(b)(c)	$–

TOTAL PREFERRED STOCKS
(Cost $10,981)		–

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 20.28%(d)
Germany - 0.41%
$228,834	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	$228,692

Great Britain - 0.91%
246,875	City Football Group Limited, TL	1M US L + 3.00%	07/09/2028	237,309
142,523	EG Group, Ltd., First Lien - Additional Facility Term Loan	1M US L + 4.00%	02/07/2025	136,766
132,604	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	128,377
				502,452
Luxembourg - 0.44%
244,350	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	242,517

Netherlands - 1.07%
283,418	Peer Holding III B.V., First Lien - Facility B Term Loan	1M EUR L + 3.00%	03/07/2025	303,492
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	288,996
				592,488
United States - 17.45%
230,748	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	228,825
49,245	Adavantage Sales & Marketing Inc., First Lien	3M US L + 0.00%	10/28/2027	42,514
43,240	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	43,291
123,125	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	117,112
55,583	Amentum Government Services Holdings, LLC, First Lien	3M SOFR + 4.00%	02/07/2029	54,471
96,783	American Auto Auction Group, LLC, First Lien	3M SOFR + 5.00%	12/30/2027	84,298
50,888	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	49,171
43,255	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	41,273

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$54,043	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	$46,052
27,671	ASP Blade Holdings, Inc. TLB 1L	3M US L + 4.00%	10/07/2028	23,197
239,940	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	238,561
139,220	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	129,524
98,255	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	92,114
157,568	BCP Renaissance Parent LLC, First Lien	3M SOFR + 3.50%, 1.00% Floor	10/31/2026	156,584
70,248	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	64,672
99,250	Bengal Debt Merger Sub, LLC, First Lien	3M SOFR + 3.25%	01/19/2029	87,960
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	19,167
238,750	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	235,885
222,617	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	221,807
24,496	Carnival Corp., First Lien - Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	24,239
25,675	Carnival Corporation TLB 1L	1M US L + 3.25%	10/06/2028	25,145
174,788	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M SOFR + 3.75%, 0.75% Floor	12/01/2027	172,918
124,091	Clydesdale Acquisition Holdings, Inc., First Lien	1M SOFR + 4.175%, 0.50% Floor	04/13/2029	121,469
123,125	Consilio/Skopima 5/21 Cov-Lite TLB	1M US L + 4.00%	05/12/2028	115,342
24,361	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	24,219
147,750	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	146,846
68,175	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	3M US L + 4.63486%, 0.75% Floor	08/02/2027	65,766
25,762	Diversitech Holdings, Inc.	3M US L + 3.50%	12/15/2028	24,406
245,000	DRW Holdings LLC, First Lien - Initial Term Loan	1M US L + 3.75%	03/01/2028	240,100
33,660	Echo Global Logistics, Inc. TL 1L	3M US L + 3.50%	11/03/2028	32,728
77,225	Electron BidCo, Inc. TL 1L	1M US L + 3.00%	10/07/2028	76,231
148,500	Fertitta Entertainment, LLC, First Lien	1M SOFR + 4.00%	01/13/2029	146,543
238,852	Flynn Restaurant Group LP, First Lien	1M US L + 4.25%, 0.50% Floor	12/03/2028	232,641

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$244,403	Great Outdoors Group LLC, First Lien	1M US L + 3.75%, 0.75% Floor	03/05/2028	$241,655
245,000	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	241,880
242,635	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	235,710
184,864	Helix Gen Funding LLC, First Lien	1M US L + 3.75%, 1.00% Floor	06/03/2024	183,567
149,250	Houghton Mifflin Harcrt Co Tl 1L	3M SOFR + 5.25%	04/04/2029	134,213
61,750	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	57,891
62,685	Hunter Douglas, Inc., First Lien	3M SOFR + 3.50%	02/09/2029	56,596
64,433	Intelsat Jackson Holdings S.A.TLB 1L	3M SOFR + 4.25%	01/26/2029	63,896
245,625	IRB Holding Corp., First Lien	3M SOFR + 3.00%, 0.75% Floor	12/15/2027	241,923
108,372	KUEHG Corp, First Lien - B-3 Term Loan	3M US L + 3.75%, 1.00% Floor	02/21/2025	106,642
187,907	LMBE-MC Holdco II LLC, First Lien	3M US L + 4.00%, 1.00% Floor	12/03/2025	186,341
206,817	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	119,206
98,611	LTI Holdings, Inc., First Lien	1M US L + 4.75%	07/24/2026	95,981
45,198	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	42,994
58,565	McAfee Corp., First Lien	1M SOFR + 3.75%	02/02/2029	55,241
34,579	Merion Rose Merger Sub, Inc., First Lien	3M SOFR + 4.00%	12/08/2028	31,755
212,500	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	220,881
68,735	Mitchell International, Inc. TLB	1M US L + 3.75%	10/01/2028	65,161
236,345	Natgasoline LLC, First Lien - Initial Term Loan	1M US L + 3.625%	11/14/2025	233,981
148,500	Olympus Water US Holding Corp., First Lien	3M SOFR + 4.50%, 0.50% Floor	11/09/2028	142,672
48,900	Oryx Midstream Services Permian Basin LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	10/05/2028	48,148
223,182	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	222,641
58,611	Parkway Generation, LLC, First Lien	3M US L + 0.00%	11/05/2028	56,779
97,725	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	94,598
94,555	PMHC II, INC.TLB 1L	3M SOFR + 4.25%	02/02/2029	83,597
32,505	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	29,733

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$244,384	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	$239,618
241,875	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	176,570
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	234,466
108,927	Redwood Star Merger Sub, Inc.	1M SOFR + 4.50%	03/16/2029	104,230
54,450	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	53,925
40,345	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	39,452
147,750	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	147,381
39,651	Secure Acquisition, Inc.	3M US L + 5.00%	12/15/2028	36,479
5,948	Secure Acquisition, Inc., First Lien	3M US L + 5.00%, 0.50% Floor	12/23/2028	5,473
43,346	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	38,578
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	241,719
137,036	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	115,599
174,240	SRS Distribution, Inc., First Lien	1M SOFR + 3.25%, 0.50% Floor	06/04/2028	168,447
98,500	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	96,037
71,802	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	64,734
99,468	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	99,056
244,411	UKG, Inc., First Lien	3M US L + 3.25%, 0.50% Floor	05/03/2026	238,568
49,010	United AirLines, Inc., First Lien - Class B Term Loan	3M US L + 3.75%, 0.75% Floor	04/21/2028	48,771
26,663	United Site 11/21 Cov-Lite	1M US L + 4.25%	11/04/2028	22,590
207,349	University Support Services LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	02/10/2029	204,602
44,552	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	43,847
44,550	Vertex Aerospace Services Corp TL	1M US L + 3.50%	11/10/2028	44,395
64,193	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	63,858
81,975	Whatabrands LLC, First Lien - Initial B Term Loan	1M US L + 3.25%, 0.50% Floor	08/03/2028	81,235
203,489	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	202,133

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$127,961	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	$123,695
				9,654,211

TOTAL BANK LOANS
(Cost $11,719,692)				11,220,360

HIGH YIELD DEBT- 54.37%
Australia - 0.34%
40,000	Mineral Resources, Ltd.(e)	8.13%	05/01/2027	$40,639
60,000	Mineral Resources, Ltd.(e)	8.50%	05/01/2030	61,638
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(e)	5.00%	01/27/2030	88,215
				190,492
Belgium - 0.20%
100,000	Azelis Finance NV(e)	5.75%	03/15/2028	110,137

Canada - 1.82%
200,000	Bausch Health Cos., Inc.(e)	6.13%	02/01/2027	129,644
65,000	Bausch Health Cos., Inc.(e)	4.88%	06/01/2028	38,408
28,000	Bombardier, Inc.(e)	7.50%	03/15/2025	28,026
80,000	Bombardier, Inc.(e)	7.13%	06/15/2026	80,360
45,000	Bombardier, Inc.(e)	6.00%	02/15/2028	43,875
110,000	Cascades, Inc./Cascades USA, Inc.(e)	5.38%	01/15/2028	104,590
75,000	Eldorado Gold Corp.(e)	6.25%	09/01/2029	69,804
155,000	goeasy, Ltd.(e)	5.38%	12/01/2024	146,367
15,000	goeasy, Ltd.(e)	4.38%	05/01/2026	13,140
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(e)	6.00%	09/15/2028	90,563
110,000	Mercer International, Inc.	5.13%	02/01/2029	94,325
20,000	Open Text Corp.(e)	6.90%	12/01/2027	20,650
60,000	Precision Drilling Corp.(e)	7.13%	01/15/2026	58,654
25,000	Precision Drilling Corp.(e)	6.88%	01/15/2029	22,710
80,000	Strathcona Resources, Ltd./Alberta(e)	6.88%	08/01/2026	63,698
				1,004,814
France - 2.28%
100,000	Accor SA(c)(d)	4.561% - 5Y EUR SWAP	Perpetual Maturity	105,588
100,000	Afflelou SAS(f)	4.25%	05/19/2026	100,483
120,000	Altice France SA(e)	5.50%	01/15/2028	98,694
55,000	Altice France SA(e)	5.13%	07/15/2029	41,439
100,000	Altice France SA(e)	4.25%	10/15/2029	81,754
100,000	Banijay Entertainment SASU(e)	3.50%	03/01/2025	105,868
100,000	CAB SELAS(f)	3.38%	02/01/2028	89,302

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Electricite de France SA(c)(d)	2.86% - 5Y EUR SWAP	Perpetual Maturity	$172,794
100,000	Elis SA	4.13%	05/24/2027	108,507
155,000	Iliad Holding SASU(e)	5.63%	10/15/2028	156,903
100,000	Loxam SAS	5.75%	07/15/2027	93,936
100,000	Parts Europe SA(f)	3M EUR L + 4.00%	07/20/2027	107,263
				1,262,531
Germany - 1.31%
100,000	Cheplapharm Arzneimittel GmbH(f)	4.38%	01/15/2028	101,223
100,000	Gruenenthal GmbH(e)	4.13%	05/15/2028	98,702
100,000	IHO Verwaltungs GmbH(f)(g)	3.75% (4.50%)	09/15/2026	97,763
100,000	IHO Verwaltungs GmbH(e)(g)	8.75% (9.50%)	05/15/2028	111,028
100,000	Nidda BondCo GmbH(f)	7.25%	09/30/2025	106,886
100,000	Renk AG/Frankfurt am Main(f)	5.75%	07/15/2025	106,469
100,000	Techem Verwaltungsgesellschaft 675 mbH(f)	2.00%	07/15/2025	101,418
				723,489
Great Britain - 1.43%
100,000	eG Global Finance PLC(f)	6.25%	10/30/2025	100,593
100,000	INEOS Finance PLC(f)	2.88%	05/01/2026	101,427
100,000	INEOS Quattro Finance 2 PLC(f)	2.50%	01/15/2026	97,509
100,000	Pinewood Finance Co., Ltd.(f)	3.63%	11/15/2027	109,876
85,000	Rolls-Royce PLC(e)	5.75%	10/15/2027	84,755
100,000	Thames Water Kemble Finance PLC(f)	4.63%	05/19/2026	109,230
120,000	Vmed O2 UK Financing I PLC(e)	4.75%	07/15/2031	103,008
100,000	Vodafone Group PLC(d)	3.00% - 5Y EUR SWAP	08/27/2080	87,942
				794,340
Hong Kong - 0.21%
150,000	Seaspan Corp.(e)	5.50%	08/01/2029	117,145

Ireland - 0.55%
100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(f)	2.13%	08/15/2026	95,259
100,000	eircom Finance DAC	3.50%	05/15/2026	103,170
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	105,300
				303,729
Isle Of Man - 0.19%
100,000	Playtech PLC	4.25%	03/07/2026	104,865

Italy - 1.11%
100,000	Cedacri Mergeco SPA(d)(e)	3M EUR L + 4.625%	05/15/2028	106,661
100,000	Centurion Bidco SpA(f)	5.88%	09/30/2026	97,646
100,000	Guala Closures SpA(f)	3.25%	06/15/2028	93,359

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Mooney Group SpA(d)(f)	3M EUR L + 3.875%	12/17/2026	$106,363
105,000	TeamSystem SpA(e)	3.50%	02/15/2028	100,772
100,000	Telecom Italia SpA	6.88%	02/15/2028	111,100
				615,901
Jersey - 0.19%
100,000	AA Bond Co., Ltd.(f)	6.50%	01/31/2026	104,853

Luxembourg - 2.02%
60,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	4.63%	06/01/2028	50,832
55,000	Altice Financing SA(e)	5.75%	08/15/2029	43,775
100,000	Altice Financing SA(e)	4.25%	08/15/2029	87,546
100,000	Altice France Holding SA(e)	4.00%	02/15/2028	71,642
100,000	Dana Financing Luxembourg Sarl(e)	3.00%	07/15/2029	84,183
70,000	Intelsat Jackson Holdings SA(e)	6.50%	03/15/2030	64,346
55,000	ION Trading Technologies Sarl(e)	5.75%	05/15/2028	44,016
100,000	Matterhorn Telecom SA(f)	4.00%	11/15/2027	100,514
100,000	SES SA(c)(d)	5.63%	Perpetual Maturity	106,639
110,000	SK Invictus Intermediate II Sarl(e)	5.00%	10/30/2029	91,445
100,000	Summer BC Holdco B SARL(f)	5.75%	10/31/2026	94,897
195,000	Telecom Italia Capital SA	6.38%	11/15/2033	176,760
100,000	Telenet Finance Luxembourg Notes SARL(f)	3.50%	03/01/2028	99,283
				1,115,878
Netherlands - 1.70%
115,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	100,632
100,000	Q-Park Holding I BV(f)	2.00%	03/01/2027	90,738
100,000	Telefonica Europe BV(c)(d)	4.38%	Perpetual Maturity	106,038
125,000	TMNL Holding BV(e)	3.75%	01/15/2029	118,886
100,000	Trivium Packaging Finance BV(e)	3.75%	08/15/2026	100,317
200,000	UPC Holding BV(e)	5.50%	01/15/2028	179,317
45,000	Ziggo Bond Co. BV(e)	5.13%	02/28/2030	36,237
100,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	84,289
145,000	Ziggo Bond Co. BV(e)	3.38%	02/28/2030	122,218
				938,672
Spain - 0.71%
100,000	Grifols Escrow Issuer SA(e)	3.88%	10/15/2028	84,700
100,000	Kaixo Bondco Telecom SA(e)	5.13%	09/30/2029	95,445
105,000	Lorca Telecom Bondco SA(e)	4.00%	09/18/2027	104,903
100,000	Tendam Brands SAU(d)(f)	3M EUR L + 7.50%	03/31/2028	106,742
				391,790

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Sweden - 0.42%
$100,000	Samhallsbyggnadsbolaget i Norden AB(c)(d)	3.223% - 5Y EUR SWAP	12/31/2049	$40,242
100,000	Verisure Holding AB(f)	3.88%	07/15/2026	100,881
100,000	Verisure Midholding AB(f)	5.25%	02/15/2029	90,466
				231,589
United States - 39.89%
40,000	Academy, Ltd.(e)	6.00%	11/15/2027	39,065
95,000	ACCO Brands Corp.(e)	4.25%	03/15/2029	82,125
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(e)	5.00%	05/01/2028	82,563
55,000	Adient Global Holdings, Ltd.(e)	7.00%	04/15/2028	56,588
20,000	Adient Global Holdings, Ltd.(e)	8.25%	04/15/2031	20,612
55,000	ADT Security Corp.(e)	4.13%	08/01/2029	49,116
65,000	Affinity Interactive(e)	6.88%	12/15/2027	58,040
70,000	Ahead DB Holdings LLC(e)	6.63%	05/01/2028	58,187
170,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(e)	5.88%	02/15/2028	169,133
35,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(e)	6.75%	04/15/2028	34,642
150,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(e)	6.63%	07/15/2026	144,300
125,000	AMC Networks, Inc.	4.25%	02/15/2029	76,987
115,000	American Airlines, Inc.(e)	11.75%	07/15/2025	125,931
50,000	American Airlines, Inc.(e)	7.25%	02/15/2028	48,673
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	80,342
95,000	APX Group, Inc.(e)	6.75%	02/15/2027	94,630
65,000	APX Group, Inc.(e)	5.75%	07/15/2029	58,257
10,000	Aramark Services, Inc.(e)	6.38%	05/01/2025	10,083
115,000	Aramark Services, Inc.(e)	5.00%	02/01/2028	108,951
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.88%	04/01/2027	44,200
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.25%	04/01/2028	72,072
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(e)	7.00%	11/01/2026	72,568
175,000	ASP Unifrax Holdings, Inc.(e)	5.25%	09/30/2028	140,052
150,000	AssuredPartners, Inc.(e)	5.63%	01/15/2029	129,800
75,000	AthenaHealth Group, Inc.(e)	6.50%	02/15/2030	60,882
85,000	Avient Corp.(e)	7.13%	08/01/2030	87,741
145,000	BellRing Brands, Inc.(e)	7.00%	03/15/2030	147,011
60,000	Big River Steel LLC / BRS Finance Corp.(e)	6.63%	01/31/2029	59,605
1,304,780	Blackstone Private Credit Fund	2.63%	12/15/2026	1,097,528
45,000	Buckeye Partners LP(e)	4.50%	03/01/2028	40,673

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Cable One, Inc.(h)	0.00%	03/15/2026	$79,400
85,000	Cablevision Lightpath LLC(e)	5.63%	09/15/2028	58,749
140,000	Caesars Entertainment, Inc.(e)	6.25%	07/01/2025	140,138
75,000	Caesars Entertainment, Inc.(e)	7.00%	02/15/2030	76,381
130,000	Callon Petroleum Co.(e)	7.50%	06/15/2030	122,325
160,000	Calpine Corp.(e)	5.13%	03/15/2028	146,706
100,000	Carnival Corp.(f)	10.13%	02/01/2026	114,415
175,000	Carnival Corp.(e)	5.75%	03/01/2027	143,748
170,000	Carnival Corp.(e)	10.50%	06/01/2030	163,353
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.50%	05/01/2026	48,688
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	23,093
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.38%	06/01/2029	13,790
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	6.38%	09/01/2029	167,283
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	4.75%	03/01/2030	104,100
205,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	7.38%	03/01/2031	201,925
55,000	CDI Escrow Issuer, Inc.(e)	5.75%	04/01/2030	53,171
130,000	Cedar Fair LP	5.25%	07/15/2029	121,341
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	62,647
75,000	Chart Industries, Inc.(e)	7.50%	01/01/2030	77,585
35,000	Chart Industries, Inc.(e)	9.50%	01/01/2031	36,959
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	85,630
60,000	CHS/Community Health Systems, Inc.(e)	5.63%	03/15/2027	52,736
160,000	CHS/Community Health Systems, Inc.(e)	6.00%	01/15/2029	135,502
15,000	CHS/Community Health Systems, Inc.(e)	4.75%	02/15/2031	11,090
65,000	Churchill Downs, Inc.(e)	5.50%	04/01/2027	63,700
10,000	Churchill Downs, Inc.(e)	4.75%	01/15/2028	9,374
205,000	CITGO Petroleum Corp.(e)	7.00%	06/15/2025	202,453
35,000	CITGO Petroleum Corp.(e)	6.38%	06/15/2026	34,157
95,000	Clear Channel Outdoor Holdings, Inc.(e)	5.13%	08/15/2027	85,361
65,000	Cleveland-Cliffs, Inc.(e)	6.75%	03/15/2026	66,235
190,000	Cloud Software Group Holdings, Inc.(e)	6.50%	03/31/2029	168,249
100,000	Clydesdale Acquisition Holdings, Inc.(e)	6.63%	04/15/2029	96,340
70,000	Cogent Communications Group, Inc.(e)	7.00%	06/15/2027	69,468
30,000	CommScope, Inc.(e)	6.00%	03/01/2026	28,986
155,000	CommScope, Inc.(e)	8.25%	03/01/2027	127,100
25,000	CommScope, Inc.(e)	7.13%	07/01/2028	18,469
60,000	CommScope, Inc.(e)	4.75%	09/01/2029	50,070
145,000	Compass Group Diversified Holdings LLC(e)	5.25%	04/15/2029	127,849
25,000	Comstock Resources, Inc.(e)	5.88%	01/15/2030	21,502
90,000	Consensus Cloud Solutions, Inc.(e)	6.50%	10/15/2028	74,718

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	75

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Consolidated Communications, Inc.(e)	5.00%	10/01/2028	$71,430
60,000	Coty, Inc.(e)	6.50%	04/15/2026	59,761
130,000	Coty, Inc.(e)	5.00%	04/15/2026	125,547
60,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(e)	6.00%	02/01/2029	57,195
50,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(e)	7.38%	02/01/2031	50,048
115,000	Crocs, Inc.(e)	4.25%	03/15/2029	101,001
87,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.63%	10/15/2025	85,373
35,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.00%	05/01/2029	32,648
115,000	CSC Holdings LLC(e)	5.75%	01/15/2030	60,662
85,000	CSC Holdings LLC(e)	4.13%	12/01/2030	61,123
10,000	CSC Holdings LLC(e)	4.50%	11/15/2031	7,220
25,000	CSC Holdings LLC(e)	5.00%	11/15/2031	12,690
100,000	CVR Energy, Inc.(e)	5.25%	02/15/2025	96,113
30,000	CVR Energy, Inc.(e)	5.75%	02/15/2028	27,563
20,000	Dana, Inc.	5.38%	11/15/2027	18,684
30,000	Dana, Inc.	5.63%	06/15/2028	28,209
130,000	DaVita, Inc.(e)	4.63%	06/01/2030	111,085
145,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(e)	5.88%	08/15/2027	131,466
35,000	DISH DBS Corp.	7.75%	07/01/2026	23,136
85,000	DISH DBS Corp.(e)	5.25%	12/01/2026	67,980
30,000	DISH DBS Corp.(e)	5.75%	12/01/2028	22,444
55,000	DISH DBS Corp.	5.13%	06/01/2029	29,347
110,000	DISH Network Corp.(h)	0.00%	12/15/2025	58,630
65,000	Elastic NV(e)	4.13%	07/15/2029	55,563
75,000	EnLink Midstream LLC(e)	5.63%	01/15/2028	73,570
35,000	EnLink Midstream LLC(e)	6.50%	09/01/2030	35,431
120,000	EnLink Midstream Partners LP	5.05%	04/01/2045	92,275
110,000	EQM Midstream Partners LP(e)	4.75%	01/15/2031	91,453
90,000	Everi Holdings, Inc.(e)	5.00%	07/15/2029	80,205
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	4.63%	01/15/2029	43,942
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	6.75%	01/15/2030	41,182
10,000	FirstCash, Inc.(e)	4.63%	09/01/2028	8,882
90,000	FirstCash, Inc.(e)	5.63%	01/01/2030	83,148
25,000	Ford Motor Credit Co. LLC	2.30%	02/10/2025	23,206
95,000	Ford Motor Credit Co. LLC	7.35%	11/04/2027	98,088
15,000	Ford Motor Credit Co. LLC	2.90%	02/16/2028	12,915
75,000	Ford Motor Credit Co. LLC	2.90%	02/10/2029	62,190
265,000	Ford Motor Credit Co. LLC	4.00%	11/13/2030	225,543

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Fortress Transportation and Infrastructure Investors LLC(e)	6.50%	10/01/2025	$200,358
5,000	Fortress Transportation and Infrastructure Investors LLC(e)	9.75%	08/01/2027	5,280
5,000	Fortress Transportation and Infrastructure Investors LLC(e)	5.50%	05/01/2028	4,568
672,860	Franklin BSP Lending Corp.	3.25%	03/30/2026	605,483
30,000	Frontier Communications Holdings LLC(e)	5.88%	10/15/2027	27,300
195,000	Frontier Communications Holdings LLC(e)	5.00%	05/01/2028	169,432
35,000	Frontier Communications Holdings LLC(e)	6.75%	05/01/2029	27,771
100,000	Frontier Communications Holdings LLC(e)	8.63%	03/15/2031	98,028
80,000	Gen Digital, Inc.(e)	6.75%	09/30/2027	80,500
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(e)	5.25%	12/01/2027	34,092
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	56,579
160,000	Gray Television, Inc.(e)	4.75%	10/15/2030	106,400
150,000	Greystar Real Estate Partners LLC(e)	5.75%	12/01/2025	146,291
30,000	Hanesbrands, Inc.(e)	4.88%	05/15/2026	28,461
55,000	Hanesbrands, Inc.(e)	9.00%	02/15/2031	56,359
185,000	HAT Holdings I LLC / HAT Holdings II LLC(e)	3.38%	06/15/2026	160,706
5,000	HAT Holdings I LLC / HAT Holdings II LLC(e)	3.75%	09/15/2030	3,782
130,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(e)	5.75%	01/20/2026	123,581
75,000	Hess Midstream Operations LP(e)	5.63%	02/15/2026	74,316
5,000	Hess Midstream Operations LP(e)	5.13%	06/15/2028	4,752
50,000	Hess Midstream Operations LP(e)	4.25%	02/15/2030	44,715
155,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(e)	5.00%	06/01/2029	137,836
40,000	Holly Energy Partners LP / Holly Energy Finance Corp.(e)	6.38%	04/15/2027	39,598
55,000	HUB International, Ltd.(e)	7.00%	05/01/2026	54,108
45,000	HUB International, Ltd.(e)	5.63%	12/01/2029	39,262
165,000	Hunt Companies, Inc.(e)	5.25%	04/15/2029	129,163
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	7,284
110,000	iHeartCommunications, Inc.(e)	5.25%	08/15/2027	90,031
145,000	Imola Merger Corp.(e)	4.75%	05/15/2029	129,879
100,000	IQVIA, Inc.(f)	2.88%	06/15/2028	97,671
180,000	Iron Mountain, Inc.(e)	5.25%	03/15/2028	171,710
15,000	Iron Mountain, Inc.(e)	5.00%	07/15/2028	13,974
55,000	Iron Mountain, Inc.(e)	5.25%	07/15/2030	49,645

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	77

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$155,000	Kennedy-Wilson, Inc.	4.75%	03/01/2029	$123,409
55,000	Kinetik Holdings LP(e)	5.88%	06/15/2030	53,020
90,000	LABL, Inc.(e)	5.88%	11/01/2028	80,140
25,000	LABL, Inc.(e)	9.50%	11/01/2028	25,250
70,000	LD Holdings Group LLC(e)	6.50%	11/01/2025	44,188
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(e)	5.00%	02/01/2026	107,506
20,000	Level 3 Financing, Inc.(e)	4.63%	09/15/2027	12,043
15,000	Level 3 Financing, Inc.(e)	4.25%	07/01/2028	8,478
55,000	Level 3 Financing, Inc.(e)	3.63%	01/15/2029	30,468
140,000	Level 3 Financing, Inc.(e)	3.75%	07/15/2029	74,826
75,000	LFS Topco LLC(e)	5.88%	10/15/2026	65,444
130,000	Live Nation Entertainment, Inc.(e)	4.75%	10/15/2027	120,398
165,000	Lumen Technologies, Inc.(e)	4.00%	02/15/2027	109,051
145,000	Marriott Ownership Resorts, Inc.(e)	4.50%	06/15/2029	123,588
100,000	Medline Borrower LP(e)	3.88%	04/01/2029	86,866
110,000	Medline Borrower LP(e)	5.25%	10/01/2029	95,542
60,000	Mercer International, Inc.	5.50%	01/15/2026	58,517
34,000	MGIC Investment Corp.	5.25%	08/15/2028	32,352
40,000	MGM Resorts International	6.75%	05/01/2025	40,352
80,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(e)	4.88%	05/01/2029	69,638
75,000	ModivCare Escrow Issuer, Inc.(e)	5.00%	10/01/2029	63,758
30,000	ModivCare, Inc.(e)	5.88%	11/15/2025	28,801
100,000	MPH Acquisition Holdings LLC(e)	5.50%	09/01/2028	79,595
165,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	135,895
105,000	Nabors Industries, Ltd.(e)	7.25%	01/15/2026	100,247
30,000	Nabors Industries, Ltd.(e)	7.50%	01/15/2028	27,714
65,000	Nationstar Mortgage Holdings, Inc.(e)	6.00%	01/15/2027	59,049
25,000	Nationstar Mortgage Holdings, Inc.(e)	5.50%	08/15/2028	21,463
105,000	Nationstar Mortgage Holdings, Inc.(e)	5.75%	11/15/2031	81,562
35,000	NCR Corp.(e)	5.75%	09/01/2027	34,433
115,000	NCR Corp.(e)	5.13%	04/15/2029	99,618
70,000	NCR Corp.(e)	6.13%	09/01/2029	69,109
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(e)	4.50%	09/30/2028	74,913
35,000	New Enterprise Stone & Lime Co., Inc.(e)	9.75%	07/15/2028	33,457
115,000	New Enterprise Stone & Lime Co., Inc.(e)	5.25%	07/15/2028	101,800
130,000	NFP Corp.(e)	6.88%	08/15/2028	111,679
65,000	NFP Corp.(e)	4.88%	08/15/2028	58,713
175,000	NRG Energy, Inc.(e)	3.63%	02/15/2031	140,518
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,907
55,000	NuStar Logistics LP	6.38%	10/01/2030	52,834
210,000	Occidental Petroleum Corp.	6.45%	09/15/2036	221,025

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$40,000	Oceaneering International, Inc.	4.65%	11/15/2024	$39,200
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	18,816
50,000	Olympus Water US Holding Corp.(e)	7.13%	10/01/2027	46,995
75,000	Olympus Water US Holding Corp.(e)	4.25%	10/01/2028	62,136
40,000	Olympus Water US Holding Corp.(e)	6.25%	10/01/2029	29,645
160,000	OneMain Finance Corp.	7.13%	03/15/2026	153,968
210,000	Open Text Holdings, Inc.(e)	4.13%	02/15/2030	180,369
165,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(e)	5.13%	04/30/2031	146,615
70,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	6.25%	06/15/2025	69,714
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	5.00%	08/15/2027	18,039
25,000	Owens & Minor, Inc.(e)	4.50%	03/31/2029	19,534
1,042,748	Owl Rock Capital Corp. III	3.13%	04/13/2027	877,262
55,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(e)	5.88%	10/01/2028	50,704
80,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(e)	4.88%	05/15/2029	68,917
65,000	PDC Energy, Inc.	5.75%	05/15/2026	63,364
170,000	Pediatrix Medical Group, Inc.(e)	5.38%	02/15/2030	154,078
75,000	Performance Food Group, Inc.(e)	5.50%	10/15/2027	73,389
75,000	Permian Resources Operating LLC(e)	7.75%	02/15/2026	75,281
35,000	Permian Resources Operating LLC(e)	5.88%	07/01/2029	33,180
225,000	Post Holdings, Inc.(e)	5.50%	12/15/2029	212,280
180,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(e)	6.25%	01/15/2028	168,469
110,000	Primo Water Holdings, Inc.(f)	3.88%	10/31/2028	104,387
45,000	QVC, Inc.	4.75%	02/15/2027	18,960
50,000	QVC, Inc.	4.38%	09/01/2028	20,319
90,000	Railworks Holdings LP / Railworks Rally, Inc.(e)	8.25%	11/15/2028	83,821
65,000	Rand Parent LLC(e)	8.50%	02/15/2030	61,170
40,000	RLJ Lodging Trust LP(e)	4.00%	09/15/2029	33,447
70,000	Rockcliff Energy II LLC(e)	5.50%	10/15/2029	62,109
20,000	Royal Caribbean Cruises, Ltd.(e)	5.38%	07/15/2027	17,838
95,000	Royal Caribbean Cruises, Ltd.(e)	5.50%	04/01/2028	83,980
95,000	Royal Caribbean Cruises, Ltd.(e)	7.25%	01/15/2030	95,679
50,000	Sabre GLBL, Inc.(e)	7.38%	09/01/2025	44,725
100,000	SCIL IV LLC / SCIL USA Holdings LLC(e)	5.38%	11/01/2026	91,464
85,000	Scotts Miracle-Gro Co.	4.00%	04/01/2031	67,884
35,000	SEG Holding LLC / SEG Finance Corp.(e)	5.63%	10/15/2028	33,267
40,000	Sirius XM Radio, Inc.(e)	5.50%	07/01/2029	36,448
245,000	Sirius XM Radio, Inc.(e)	4.13%	07/01/2030	200,564
80,000	Six Flags Entertainment Corp.(e)	5.50%	04/15/2027	77,628

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	79

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$15,000	Six Flags Theme Parks, Inc.(e)	7.00%	07/01/2025	$15,169
95,000	Spectrum Brands, Inc.(e)	5.00%	10/01/2029	82,569
20,000	Spectrum Brands, Inc.(e)	5.50%	07/15/2030	17,617
90,000	Spectrum Brands, Inc.(e)	3.88%	03/15/2031	73,690
110,000	Spirit AeroSystems, Inc.(e)	7.50%	04/15/2025	110,108
30,000	Spirit AeroSystems, Inc.	3.85%	06/15/2026	28,596
10,000	Spirit AeroSystems, Inc.(e)	9.38%	11/30/2029	10,925
100,000	Standard Industries, Inc.(f)	2.25%	11/21/2026	94,384
40,000	Standard Industries, Inc.(e)	5.00%	02/15/2027	38,044
85,000	Standard Industries, Inc.(e)	4.75%	01/15/2028	79,526
180,000	Tenet Healthcare Corp.	6.25%	02/01/2027	177,210
15,000	Tenet Healthcare Corp.	5.13%	11/01/2027	14,415
55,000	Tenet Healthcare Corp.	6.13%	10/01/2028	52,764
90,000	Tenet Healthcare Corp.(e)	6.13%	06/15/2030	88,866
135,000	TMS International Corp.(e)	6.25%	04/15/2029	104,238
105,000	TransDigm, Inc.(e)	8.00%	12/15/2025	107,034
70,000	TransDigm, Inc.(e)	6.25%	03/15/2026	70,135
80,000	TransDigm, Inc.	6.38%	06/15/2026	78,284
55,000	TransDigm, Inc.	5.50%	11/15/2027	51,920
70,000	TransDigm, Inc.	4.63%	01/15/2029	62,303
80,000	Uber Technologies, Inc.(e)	7.50%	05/15/2025	81,104
70,000	Uber Technologies, Inc.(e)	7.50%	09/15/2027	72,253
20,000	Uber Technologies, Inc.(e)	6.25%	01/15/2028	19,970
55,000	Univar Solutions USA, Inc./Washington(e)	5.13%	12/01/2027	55,088
115,000	Univision Communications, Inc.(e)	6.63%	06/01/2027	109,147
45,000	Univision Communications, Inc.(e)	7.38%	06/30/2030	42,585
40,000	US Foods, Inc.(e)	6.25%	04/15/2025	40,402
65,000	US Foods, Inc.(e)	4.63%	06/01/2030	58,697
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	58,376
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	28,697
65,000	Vistra Operations Co. LLC(e)	5.00%	07/31/2027	61,549
90,000	Vital Energy, Inc.	9.50%	01/15/2025	90,716
115,000	VM Consolidated, Inc.(e)	5.50%	04/15/2029	101,971
175,000	WASH Multifamily Acquisition, Inc.(e)	5.75%	04/15/2026	165,788
100,000	Weekley Homes LLC / Weekley Finance Corp.(e)	4.88%	09/15/2028	84,434
180,000	Western Midstream Operating LP	5.50%	08/15/2048	155,271
95,000	WR Grace Holdings LLC(e)	4.88%	06/15/2027	91,690
60,000	WR Grace Holdings LLC(e)	5.63%	08/15/2029	51,000
35,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(e)	7.75%	04/15/2025	35,705
125,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(e)	7.13%	02/15/2031	126,909
155,000	Xerox Holdings Corp.(e)	5.00%	08/15/2025	146,413

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$55,000	Xerox Holdings Corp.(e)	5.50%	08/15/2028	$47,659
140,000	Zayo Group Holdings, Inc.(e)	4.00%	03/01/2027	106,526
				22,068,564

TOTAL HIGH YIELD DEBT
(Cost $32,465,251)				30,078,789

Shares/Description				Value
RIGHTS - 0.00%(i)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)			$–

TOTAL RIGHTS
(Cost $11,231)				–

WARRANTS - 0.00%(b)(i)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)			–
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)			–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049			2,054

TOTAL WARRANTS
(Cost $106,180)				2,054

SHORT-TERM INVESTMENTS - 1.85%
1,022,205	State Street Institutional Trust (7 Day Yield 4.53%)			$1,022,205

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,022,205)				1,022,205

TOTAL INVESTMENTS - 97.35%
(Cost $57,185,886)				$53,854,726
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - –%				–
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.65%				$1,466,867
NET ASSETS - 100.00%				$55,321,593

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	81

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

Libor Rates:

1M  US L - 1 Month LIBOR as of March 31, 2023 was 4.85%

3M  US L - 3 Month LIBOR as of March 31, 2023 was 5.19%

6M  US L - 6 Month LIBOR as of March 31, 2023 was 5.31%

3M  EUR L - 3 Month EURIBOR as of March 31, 2023 was 3.04%

6M  EUR L - 6 Month EURIBOR as of March 31, 2023 was 3.34%

5Y  EUR SWAP - 5 Year Euro ICE Swap Rate as of March 31, 2023 was 3.04%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(b)	Non-income producing security.

(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $19,988,234, which represents approximately 36.13% of net assets as of March 31, 2023.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of March 31, 2023, the aggregate fair value of those securities was $3,005,589, representing 5.43% of net assets.

(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Less than 0.005%.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

			U.S. $ Value		U.S. $ Value	Unrealized
	Settlement	Fund	at March 31,	Fund	at March 31,	Appreciation/
Counterparty	Date	Receiving	2023	Delivering	2023	Depreciation
State Street Corporation	4/5/2023	EUR	59,195	USD	57,908	$1,287
State Street Corporation	4/5/2023	GBP	2,987	USD	2,929	58
State Street Corporation	4/5/2023	USD	47,967	EUR	47,741	226

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2023 (Unaudited)

			U.S. $ Value		U.S. $ Value	Unrealized
	Settlement	Fund	at March 31,	Fund	at March 31,	Appreciation/
Counterparty	Date	Receiving	2023	Delivering	2023	Depreciation
(continued)	(continued)	(continued)	(continued)	(continued)	(continued)	(continued)
State Street Corporation	4/5/2023	USD	3,371	GBP	3,369	$2
State Street Corporation	4/5/2023	USD	2,580	GBP	2,578	2
						$1,575
State Street Corporation	4/5/2023	EUR	1,542	USD	1,549	$(7)
State Street Corporation	4/5/2023	USD	304,679	EUR	308,992	(4,313)
State Street Corporation	4/5/2023	USD	282,382	GBP	289,604	(7,222)
State Street Corporation	4/5/2023	USD	424,925	GBP	435,792	(10,867)
State Street Corporation	4/5/2023	USD	5,469,619	EUR	5,547,034	(77,415)
State Street Corporation	4/5/2023	USD	193,658	EUR	195,221	(1,563)
						$(101,387)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	83

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2023 (Unaudited)

ASSETS:
Investment in securities:
At cost	$48,328,236
At value	$47,147,078

Foreign currency, at value (Cost $278)	290
Receivable for fund investments sold	631,961
Dividends receivable	78,322
Interest receivable	44,673
Receivable for fund shares sold	23,795
Prepaid expenses and other assets	1,243
Total Assets	47,927,362
LIABILITIES:
Payable for fund investments purchased	1,961,488
Payable for fund shares redeemed	11,466
Payable to Adviser	38,477
Payable for fund accounting and administration fees	15,211
Accrued 12b-1 fees - Class R Shares	3,706
Payable for custodian fees	9,102
Payable for audit fees	14,016
Payable to transfer agent	7,242
Loan facility fee payable	16,602
Other accrued expenses	39,783
Total Liabilities	2,117,093
Net Assets	$45,810,269
NET ASSETS CONSIST OF:
Paid-in capital	$52,371,901
Total distributable earnings/(accumulated deficit)	(6,561,632)
Net Assets	$45,810,269
PRICING OF SHARES:
Class I Shares
Net Assets	$28,141,703
Shares of common stock outstanding
(unlimited number of shares, no par value)	4,245,811
Net Asset Value Per Share, Offering and Redemption Price Per Share	$6.63
Class R Shares
Net Assets	$17,668,566
Shares of common stock outstanding
(unlimited number of shares, no par value)	2,661,353
Net Asset Value Per Share, Offering and Redemption Price Per Share	$6.64

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2023 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,565,056,101
At value	$1,300,634,880

Investment in affiliates:
At cost	32,459,672
At value	31,717,870
Cash	166,487
Receivable for fund investments sold	25,652,422
Interest receivable	8,196,680
Receivable for fund shares sold	1,938,176
Cash segregated at custodian for forward foreign currency contracts	1,185,263
Dividends receivable	1,084,843
Prepaid expenses and other assets	49,798
Total Assets	1,370,626,419
LIABILITIES:
Payable for fund investments purchased	12,988,860
Payable for fund shares redeemed	18,336,641
Payable to Adviser	842,125
Payable for fund accounting and administration fees	870,043
Accrued 12b-1 fees - Class R Shares	13,886
Payable for custodian fees	28,631
Payable to transfer agent	47,119
Loan facility fee payable	88,448
Other accrued expenses	124,988
Total Liabilities	33,340,741
Net Assets	$1,337,285,678
NET ASSETS CONSIST OF:
Paid-in capital	$1,784,339,688
Total distributable earnings/(accumulated deficit)	(447,054,010)
Net Assets	$1,337,285,678
PRICING OF SHARES:
Class I Shares
Net Assets	$1,271,894,239
Shares of common stock outstanding
(unlimited number of shares, no par value)	148,832,319
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.55
Class R Shares
Net Assets	$65,391,439
Shares of common stock outstanding
(unlimited number of shares, no par value)	7,635,026
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.56

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	85

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2023 (Unaudited)

ASSETS:
Investment in securities:
At cost	$57,185,886
At value	$53,854,726

Cash	122,732
Foreign currency, at value (Cost $164,457)	164,705
Receivable for fund investments sold	2,401,554
Interest receivable	515,963
Dividends receivable	54,025
Receivable for fund shares sold	21,025
Unrealized appreciation on forward foreign currency contracts	1,575
Prepaid expenses and other assets	19,244
Total Assets	57,155,549
LIABILITIES:
Payable for fund investments purchased	1,304,351
Payable for fund shares redeemed	171,280
Unrealized depreciation on forward foreign currency contracts	101,388
Payable to Adviser	42,531
Payable for fund accounting and administration fees	162,828
Accrued 12b-1 fees - Class R Shares	763
Payable for custodian fees	8,325
Payable for audit fees	16,808
Payable to transfer agent	6,918
Loan facility fee payable	14,523
Other accrued expenses	4,241
Total Liabilities	1,833,956
Net Assets	$55,321,593
NET ASSETS CONSIST OF:
Paid-in capital	$65,205,864
Total distributable earnings/(accumulated deficit)	(9,884,271)
Net Assets	$55,321,593
PRICING OF SHARES:
Class I Shares
Net Assets	$51,668,868
Shares of common stock outstanding
(unlimited number of shares, no par value)	6,105,613
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.46
Class R Shares
Net Assets	$3,652,725
Shares of common stock outstanding
(unlimited number of shares, no par value)	432,018
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.46

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,903,135
Interest income	98,533
Total Investment Income	2,001,668

EXPENSES:
Investment Adviser fee	231,265
Registration expenses	50,356
Transfer agent expenses	22,571
12b-1 fees - Class R Shares	22,397
Accounting and administration fee	19,880
Audit expenses	13,166
Compliance expense	12,169
Facility loan fees	10,407
Printing expenses	6,210
Custodian expenses	4,965
Trustee expenses	2,874
Legal expenses	2,238
Miscellaneous expenses	4,602
Total Expenses	403,100
Net Investment Income	1,598,568

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(3,195,784)
Net realized loss	(3,195,784)
Net change in unrealized appreciation/depreciation on:
Investments	6,381,033
Translation of assets and liabilities denominated in foreign currencies	28
Net change in unrealized appreciation/depreciation	6,381,061
Net Realized and Unrealized Gain on Investments	3,185,277
Net Increase in Net Assets Resulting from Operations	$4,783,845

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	87

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend income	$14,330,104
Dividend income from affiliated securities	1,517,289
Interest income	36,643,201
Other income	97,897
Foreign taxes withheld	3,708
Total Investment Income	52,592,199

EXPENSES:
Investment Adviser fee	4,820,912
Accounting and administration fee	551,285
Facility loan fees	139,913
Transfer agent expenses	89,296
Compliance expense	84,455
Trustee expenses	84,242
12b-1 fees - Class R Shares	82,777
Printing expenses	67,481
Legal expenses	61,870
Registration expenses	55,199
Custodian expenses	39,441
Insurance expenses	25,121
Audit expenses	21,143
Miscellaneous expenses	54,830
Total expenses	6,177,965
Less fees waived/reimbursed by Investment Adviser:	(89,486)
Net Expenses	6,088,479
Net Investment Income	46,503,720

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(59,552,003)
Futures Contracts	(558,608)
Translation of assets and liabilities denominated in foreign currencies	(7)
Net realized loss	(59,552,010)
Net change in unrealized appreciation/depreciation on:
Investments	62,377,236
Affiliated Investments	4,371,711
Futures	1,174,088
Net change in unrealized appreciation/depreciation	67,923,035
Net Realized and Unrealized Gain on Investments	8,371,025
Net Increase in Net Assets Resulting from Operations	$54,874,745

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend income	$540,297
Interest income	1,369,168
Other income	6,760
Total Investment Income	1,916,225

EXPENSES:
Investment Adviser fee	267,082
Accounting and administration fee	62,052
Transfer agent expenses	18,732
Registration expenses	18,528
Audit expenses	16,158
Compliance expense	11,342
Facility loan fees	9,187
Custodian expenses	5,839
12b-1 fees - Class R Shares	4,572
Printing expenses	2,855
Trustee expenses	2,460
Legal expenses	2,125
Insurance expenses	558
Miscellaneous expenses	3,993
Total expenses	425,483
Less fees waived/reimbursed by Investment Adviser:	(60,078)
Class I Shares	(55,752)
Class R Shares	(4,326)
Net Expenses	365,405
Net Investment Income	1,550,820

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(234,298)
Forward foreign currency contracts	(364,149)
Translation of assets and liabilities denominated in foreign currencies	29,870
Net realized loss	(568,577)
Net change in unrealized appreciation/depreciation on:
Investments	2,965,779
Forward foreign currency contracts	(181,091)
Translation of assets and liabilities denominated in foreign currencies	4,053
Net change in unrealized appreciation/depreciation	2,788,741
Net Realized and Unrealized Gain on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	2,220,164
Net Increase in Net Assets Resulting from Operations	$3,770,984

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	89

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,598,568	$1,342,316
Net realized loss	(3,195,784)	(804,362)
Long-term capital gains from other investment companies	–	291,003
Net change in unrealized appreciation/depreciation on investments	6,381,061	(11,632,368)
Net increase/(decrease) in net assets resulting from operations	4,783,845	(10,803,411)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(686,852)	(10,905,311)
Class R shares	(411,360)	(4,873,208)
From tax return of capital
Class I shares	–	(334,685)
Class R shares	–	(159,426)
Net decrease in net assets from distributions to shareholders	(1,098,212)	(16,272,630)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	1,062,765	5,570,298
Reinvestment of distributions	625,519	10,469,118
Cost of shares redeemed	(2,992,230)	(25,363,792)
Net decrease in net assets from capital share transactions	(1,303,946)	(9,324,376)
Class R Shares
Proceeds from shares sold	45,524	2,046,114
Reinvestment of distributions	405,487	4,960,311
Cost of shares redeemed	(1,598,167)	(6,602,800)
Net increase/(decrease) in net assets from capital share transactions	(1,147,156)	403,625
Net Increase/(Decrease) in Net Assets	1,234,531	(35,996,792)

NET ASSETS:
Beginning of period/year	$44,575,738	$80,572,530
End of period/year	$45,810,269	$44,575,738

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	161,371	727,518
Shares issued in reinvestment of distributions	95,515	1,372,817
Shares redeemed	(454,319)	(3,558,173)
Net decrease from share transactions	(197,433)	(1,457,838)

Class R Shares
Shares sold	6,952	275,380
Shares issued in reinvestment of distributions	61,817	651,373
Shares redeemed	(242,565)	(852,716)
Net increase/(decrease) from share transactions	(173,796)	74,037

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	91

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,503,720	$38,150,741
Net realized loss	(60,110,618)	(36,112,860)
Net change in unrealized appreciation/depreciation on investments	67,923,035	(268,089,526)
Net increase/(decrease) in net assets resulting from operations	54,316,137	(266,051,645)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(49,770,689)	(100,104,267)
Class R shares	(2,642,072)	(5,837,920)
Net decrease in net assets from distributions to shareholders	(52,412,761)	(105,942,187)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	363,059,997	505,691,407
Reinvestment of distributions	41,539,097	85,723,130
Cost of shares redeemed	(402,380,660)	(867,165,290)
Net increase/(decrease) in net assets from capital share transactions	2,218,434	(275,750,753)
Class R Shares
Proceeds from shares sold	6,599,113	25,390,199
Reinvestment of distributions	2,570,673	5,713,065
Cost of shares redeemed	(14,373,816)	(80,251,524)
Net decrease in net assets from capital share transactions	(5,204,030)	(49,148,260)
Net Decrease in Net Assets	(1,082,220)	(696,892,845)

NET ASSETS:
Beginning of period/year	$1,338,367,898	$2,035,260,743
End of period/year	$1,337,285,678	$1,338,367,898

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	42,163,315	51,690,843
Shares issued in reinvestment of distributions	4,896,167	8,978,624
Shares redeemed	(47,152,427)	(91,833,449)
Net decrease from share transactions	(92,945)	(31,163,982)

Class R Shares
Shares sold	764,423	2,541,303
Shares issued in reinvestment of distributions	302,533	593,582
Shares redeemed	(1,681,943)	(8,249,470)
Net decrease from share transactions	(614,987)	(5,114,585)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	93

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,550,820	$1,644,525
Net realized gain/(loss)	(568,577)	395,940
Net change in unrealized appreciation/depreciation	2,788,741	(6,851,064)
Net increase/(decrease) in net assets resulting from operations	3,770,984	(4,810,599)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(2,350,938)	(1,537,361)
Class R Shares	(177,332)	(147,933)
Net decrease in net assets from distributions to shareholders	(2,528,270)	(1,685,294)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	16,148,614	12,950,571
Reinvestment of distributions	2,350,420	1,536,119
Cost of shares redeemed	(12,209,566)	(5,753,258)
Net increase in net assets from capital share transactions	6,289,468	8,733,432

Class R Shares
Proceeds from shares sold	849,856	121,704
Reinvestment of distributions	176,274	146,970
Cost of shares redeemed	(1,304,665)	(372,417)
Net decrease in net assets from capital share transactions	(278,535)	(103,743)

Net Increase in Net Assets	7,253,647	2,133,796

NET ASSETS:
Beginning of period/year	$48,067,946	$45,934,150
End of period/year	55,321,593	48,067,946

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	1,927,692	1,494,225
Shares issued in reinvestment of distributions	281,695	172,056
Shares redeemed	(1,457,417)	(656,681)
Net increase from share transactions	751,970	1,009,600

Class R Shares
Shares sold	100,063	12,983
Shares issued in reinvestment of distributions	21,172	16,421
Shares redeemed	(155,071)	(41,497)
Net decrease from share transactions	(33,836)	(12,093)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2023	95

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

 For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
$6.12		$9.30	$7.43	$8.05	$10.88		$12.37

0.23		0.17	0.28	0.16	0.24		0.27
0.44		(1.40)	2.11	(0.41)	(0.25	)(b)	0.42
0.67		(1.23)	2.39	(0.25)	(0.01)		0.69

(0.16)		(0.28)	(0.39)	(0.19)	(0.18)		(0.40)
–		(1.61)	(0.13)	(0.18)	(2.64)		(1.78)
–		(0.06)	–	–	–		–
(0.16)		(1.95)	(0.52)	(0.37)	(2.82)		(2.18)
–		–	–	–	0.00	(c)	0.00	(c)
0.51		(3.18)	1.87	(0.62)	(2.83)		(1.49)
$6.63		$6.12	$9.30	$7.43	$8.05		$10.88
10.99	%(e)	(16.70%)	32.96%	(3.00%)	3.51%		5.92%

$28,142		$27,196	$54,868	$49,994	$66,662		$65,592

N/A	(g)	N/A	N/A	N/A	1.22%		N/A

N/A	(g)	N/A	N/A	N/A	1.22%		N/A

N/A	(g)	N/A	N/A	N/A	2.88%		N/A

N/A	(g)	N/A	N/A	N/A	2.88%		N/A

1.65	%(g)	1.39%	1.33%	1.29%	1.22%		1.17%

1.65	%(g)	1.39%	1.33%	1.29%	1.22%		1.17%

7.01	%(g)	2.17%	3.19%	2.10%	2.88%		2.37%

7.01	%(g)	2.17%	3.19%	2.10%	2.88%		2.37%
42	%(e)	106%	182%	110%	36%		58	%(h)

Semi-Annual Report | March 31, 2023	97

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Annualized.

(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
$6.13		$9.31	$7.44	$8.06	$10.89		$12.37

0.22		0.14	0.25	0.15	0.22		0.23
0.44		(1.39)	2.12	(0.42)	(0.26	)(b)	0.44
0.66		(1.25)	2.37	(0.27)	(0.04)		0.67

(0.15)		(0.26)	(0.37)	(0.18)	(0.17)		(0.37)
–		(1.61)	(0.13)	(0.17)	(2.62)		(1.78)
–		(0.06)	–	–	–		–
(0.15)		(1.93)	(0.50)	(0.35)	(2.79)		(2.15)
–		–	–	–	0.00	(c)	0.00	(c)
0.51		(3.18)	1.87	(0.62)	(2.83)		(1.48)
$6.64		$6.13	$9.31	$7.44	$8.06		$10.89
10.84	%(e)	(16.88%)	32.58%	(3.24%)	3.23%		5.70%

$17,669		$17,380	$25,705	$27,213	$40,344		$67,199

N/A	(g)	N/A	N/A	N/A	1.48%		N/A
N/A	(g)	N/A	N/A	N/A	1.48%		N/A

N/A	(g)	N/A	N/A	N/A	2.62%		N/A

N/A	(g)	N/A	N/A	N/A	2.62%		N/A

1.90	%(g)	1.64%	1.58%	1.54%	1.48%		1.41%
1.90	%(g)	1.64%	1.58%	1.54%	1.48%		1.41%

6.76	%(g)	1.86%	2.88%	1.93%	2.62%		2.02%

6.76	%(g)	1.86%	2.88%	1.93%	2.62%		2.02%
42	%(e)	106%	182%	110%	36%		58	%(h)

Semi-Annual Report | March 31, 2023	101

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Annualized.

(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
$8.51		$10.52	$10.20	$10.33	$10.08	$10.61
0.31		0.21	0.38	0.45	0.52	0.47
0.08		(1.64)	0.38	(0.10)	0.28	(0.44)
0.39		(1.43)	0.76	0.35	0.80	0.03

(0.35)		(0.58)	(0.44)	(0.46)	(0.55)	(0.51)
–		–	–	–	–	(0.04)
–		–	–	(0.02)	–	(0.01)
(0.35)		(0.58)	(0.44)	(0.48)	(0.55)	(0.56)
–		–	–	–	0.00 (b)	0.00 (b)
0.04		(2.01)	0.32	(0.13)	0.25	(0.53)
$8.55		$8.51	$10.52	$10.20	$10.33	$10.08
4.72	%(d)	(14.04%)	7.52%	3.51%	8.21%	0.33%

$1,271,894		$1,267,978	$1,894,398	$1,686,872	$1,858,103	$1,715,495

N/A	(f)	N/A	N/A	N/A	0.86%	N/A
N/A	(f)	N/A	N/A	N/A	0.86%	N/A

N/A	(f)	N/A	N/A	N/A	5.13%	N/A

N/A	(f)	N/A	N/A	N/A	5.13%	N/A

0.92	%(f)	0.88%	0.87%	0.87%	0.86%	0.86%
0.93	%(f)	0.87%	0.86%	0.87%	0.86%	0.86%

7.28	%(f)	2.10%	3.66%	4.42%	5.13%	4.60%

7.28	%(f)	2.10%	3.66%	4.42%	5.13%	4.60%
33	%(d)	104%	100%	81%	60%	37%

Semi-Annual Report | March 31, 2023	105

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

108	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
$8.53		$10.54	$10.22	$10.35	$10.09	$10.62

0.28		0.17	0.36	0.43	0.50	0.45
0.09		(1.63)	0.37	(0.10)	0.28	(0.45)
0.37		(1.46)	0.73	0.33	0.78	–

(0.34)		(0.55)	(0.41)	(0.44)	(0.52)	(0.48)
–		–	–	–	–	(0.04)
–		–	–	(0.02)	–	(0.01)
(0.34)		(0.55)	(0.41)	(0.46)	(0.52)	(0.53)
–		–	–	–	0.00 (b)	0.00 (b)
0.03		(2.01)	0.32	(0.13)	0.26	(0.53)
$8.56		$8.53	$10.54	$10.22	$10.35	$10.09

4.46	%(d)	(14.23%)	7.23%	3.24%	8.03%	0.07%

$65,391		$70,390	$140,863	$129,355	$167,141	$165,472

N/A	(f)	N/A	N/A	N/A	1.11%	N/A
N/A	(f)	N/A	N/A	N/A	1.11%	N/A

N/A	(f)	N/A	N/A	N/A	4.90%	N/A

N/A	(f)	N/A	N/A	N/A	4.90%	N/A

1.17	%(f)	1.13%	1.12%	1.12%	1.11%	1.11%
1.18	%(f)	1.12%	1.11%	1.12%	1.11%	1.11%

6.44	%(f)	1.67%	3.41%	4.18%	4.90%	4.34%

6.44	%(f)	1.67%	3.42%	4.18%	4.90%	4.34%
33	%(d)	104%	100%	81%	60%	37%

Semi-Annual Report | March 31, 2023	109

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

See Notes to Financial Statements.

110	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

112	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
$8.26		$9.53	$9.09	$9.55	$9.58	$9.73

0.24		0.33	0.33	0.34	0.38	0.39
0.38		(1.27)	0.44	(0.35)	0.07	(0.18)
0.62		(0.94)	0.77	(0.01)	0.45	0.21

(0.42)		(0.33)	(0.33)	(0.37)	(0.48)	(0.24)
–		–	–	(0.08)	–	(0.12)
(0.42)		(0.33)	(0.33)	(0.45)	(0.48)	(0.36)
–		–	–	–	0.00 (b)	0.00 (b)
0.20		(1.27)	0.44	(0.46)	(0.03)	(0.15)
$8.46		$8.26	$9.53	$9.09	$9.55	$9.58

7.65	%(d)	(10.03%)	8.55%	(0.02%)	4.85%	2.22%

$51,669		$44,223	$41,386	$40,375	$45,306	$49,856

1.13	%(f)	1.62%	1.75%	N/A	1.58%	1.54%
1.35	%(f)	1.35%	1.35%	N/A	1.36%	1.36%

5.60	%(f)	3.38%	3.07%	N/A	3.83%	3.84%

5.82	%(f)	3.65%	3.47%	N/A	4.05%	4.02%

1.13	%(f)	1.62%	1.75%	1.69%	1.57%	1.53%
1.35	%(f)	1.35%	1.35%	1.35%	1.35%	1.35%

5.60	%(f)	3.38%	3.07%	3.43%	3.84%	3.83%

5.82	%(f)	3.65%	3.47%	3.78%	4.06%	4.01%
56	%(d)	57%	72%	80%	52%	76%

Semi-Annual Report | March 31, 2023	113

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

See Notes to Financial Statements.

114	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

116	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
$8.25		$9.52	$9.08	$9.54	$9.58	$9.72

0.23		0.31	0.30	0.32	0.36	0.36
0.39		(1.27)	0.45	(0.36)	0.05	(0.16)
0.62		(0.96)	0.75	(0.04)	0.41	0.20

(0.41)		(0.31)	(0.31)	(0.35)	(0.45)	(0.23)
–		–	–	(0.07)	–	(0.11)
(0.41)		(0.31)	(0.31)	(0.42)	(0.45)	(0.34)
–		–	–	–	0.00 (b)	0.00 (b)
0.21		(1.27)	0.44	(0.46)	(0.04)	(0.14)
$8.46		$8.25	$9.52	$9.08	$9.54	$9.58

7.65	%(d)	(10.27%)	8.31%	(0.27%)	4.48%	2.07%

$3,653		$3,845	$4,548	$4,989	$5,937	$6,758

1.36	%(f)	1.88%	2.00%	N/A	1.83%	1.79%
1.60	%(f)	1.60%	1.60%	N/A	1.61%	1.61%

5.34	%(f)	3.10%	2.83%	N/A	3.58%	3.60%

5.57	%(f)	3.37%	3.22%	N/A	3.80%	3.78%

1.36	%(f)	1.88%	2.00%	1.95%	1.82%	1.78%
1.60	%(f)	1.60%	1.60%	1.60%	1.60%	1.60%

5.34	%(f)	3.10%	2.83%	3.19%	3.59%	3.59%

5.57	%(f)	3.37%	3.22%	3.53%	3.81%	3.77%
56	%(d)	57%	72%	80%	52%	76%

Semi-Annual Report | March 31, 2023	117

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

See Notes to Financial Statements.

118	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC ("RiverNorth" or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on the fiscal year end of the Funds.

Semi-Annual Report | March 31, 2023	119

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2023, no foreign capital gains tax was accrued or paid by the Fund.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

120	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2023, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Semi-Annual Report | March 31, 2023	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to each of the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, rights, warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies and special purpose acquisition companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

122	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, collaterlized mortgage obligations, equity-linked notes, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Semi-Annual Report | March 31, 2023	123

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at March 31, 2023 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$36,920,552	$–	$–	$36,920,552
Business Development Companies	407,222	–	–	407,222
Exchange Traded Funds	1,256,320	–	–	1,256,320
Preferred Stocks	380,263	–	–	380,263
Business Development Company Notes	–	869,470	–	869,470
U.S. Corporate Bonds	–	1,174,875	–	1,174,875
U.S. Government Bonds and Notes	–	2,000,879	–	2,000,879
Warrants	10,415	–	–	10,415
Short-Term Investments	3,144,791	982,291	–	4,127,082
Total	$42,119,563	$5,027,515	$–	$47,147,078

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$212,925,509	$–	$–	$212,925,509
Business Development Companies	3,985,511	1,242,776	–	5,228,287
Business Development Companies - Preferred Shares	1,163,948	5,119,277	–	6,283,225
Open-End Funds	31,717,870	–	–	31,717,870
Preferred Stocks	6,440,293	2,271	–	6,442,564
Foreign Corporate Bonds	–	51,049,805	–	51,049,805
U.S. Corporate Bonds	–	96,919,045	–	96,919,045
Convertible Corporate Bonds	–	11,505	–	11,505
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	7,724,570	–	7,724,570
Bank Loans	–	19,285,059	–	19,285,059
Collateralized Loan Obligations	–	53,190,348	–	53,190,348
Equity - Linked Notes	–	–	–	–
Non-Agency Collateralized Mortgage Obligations	–	231,674,169	–	231,674,169
Special Purpose Acquisition Companies	13,449,217	411,778	–	13,860,995
U.S. Government Bonds and Notes	–	186,439,951	–	186,439,951
Mortgage-Backed Securities	–	9,195,572	–	9,195,572
Municipal Bonds	–	214,041	–	214,041
U.S. Government / Agency Mortgage Backed Securities	–	244,184,827	–	244,184,827
Warrants(a)	–	–	–	–
Short-Term Investments	57,815,901	98,189,507	–	156,005,408
Total	$327,498,249	$1,004,854,501	$–	$1,332,352,750

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contract	$39,370,703	$–	$–	$39,370,703
Total	$39,370, 703	$–	$–	$39,370, 703

Semi-Annual Report | March 31, 2023	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$–	$1,057,807	$–	$1,057,807
Closed-End Funds	7,530,967	–	–	7,530,967
Common Stocks	86,046	33	79,065	165,144
Convertible Corporate Bond	–	138,030	–	138,030
Preferred Stocks	–	–	–	0
Bank Loans	–	11,220,360	–	11,220,360
Exchange Traded Funds	2,777,400	–	–	2,777,400
High Yield Debt	–	29,811,115	–	29,811,115
Rights	–	–	–	0
U.S. Government Bonds and Notes	–	129,644	–	129,644
Warrants	–	2,054	–	2,054
Short-Term Investments	1,022,205	–	–	1,022,205
Total	$11,416,618	$42,359,043	$79,065	$53,854,726

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$1,575	$–	$1,575
Liabilities
Forward Foreign Currency Contracts	$–	$(101,387)	$–	$(101,387)
Total	$–	$(99,812)	$–	$(99,812)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2022	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2023	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2023
High Income Fund
Common Stocks	$76,639	$–	$–	$–	$2,426	$–	$–	$–	$–	$79,065	$2,445
Preferred Stocks	135,003	–	–	–	55	5,000	(140,058)	–	–	–	–
	$211,642	$–	$–	$–	$2,481	$5,000	$(140,058)	$–	$–	$79,065	$2,445

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2023:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$79,065	Market Comparable Companies	EBITDA Multiple	5.75x-6.75x (6.25x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

Semi-Annual Report | March 31, 2023	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2023, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2023:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$1,575

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$101,387

Semi-Annual Report | March 31, 2023	129

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2023:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$(364,149)	$(181,091)

The forward currency contracts average notional amount during the six months ended March 31, 2023, is noted below.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$8,205,978

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2023.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$1,575	$–	$1,575	$(101,388)	$–	$(99,813)
Total	$1,575	$–	$1,575	$(101,388)	$–	$(99,813)

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$101,388		$101,388	$(101,388)	$–	$–
Total	$101,388	$–	$101,388	$(101,388)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Semi-Annual Report | March 31, 2023	131

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2023, the Strategic Income Fund and High Income Fund had $5,207,938 and $836,087 in unsettled loan commitments, respectively.

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2024 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

For the six months ended March 31, 2023, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2023	2024	2025	2026
High Income Fund
Class I	$145,507	$163,274	$111,424	$55,752
Class R	$19,074	$19,154	$11,927	$4,325
Total	$164,581	$182,428	$123,351	$60,077

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund that are attributable to the Strategic Income Fund’s investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by, or under common control with the Adviser until at least January 31, 2024. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.

Semi-Annual Report | March 31, 2023	133

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, the Adviser waived $89,486 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliated fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund's Statement of Operations is reflective of this waiver of affiliated management fees.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $1,000 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

7. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available, and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC rescinded previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has assessed the impact of the new rules on the Funds' financial statements and the implementation does not have a material impact on the Funds' financial statements.

8. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2022, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$12,245,663	$10,045	$3,522,811	$494,111	$16,272,630
Strategic Income Fund	105,942,187	–	–	–	105,942,187
High Income Fund	1,685,294	–	–	–	1,685,294

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2022, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$–	$–
Strategic Income Fund	(139,530)	139,530
High Income Fund	–	–

Semi-Annual Report | March 31, 2023	135

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

At September 30, 2022, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$–	$(1,964,619)	$(8,282,646)	$–	$(10,247,265)
Strategic Income Fund	4,208,880	(52,642,724)	(400,523,542)	–	(448,957,386)
High Income Fund	998,816	(5,790,015)	(6,254,506)	(81,280)	(11,126,985)

Capital Losses: As of September 30, 2022, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Strategic Income Fund	$30,356,568	$22,286,156
High Income Fund	1,556,621	4,233,394

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2023, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$2,898,376	$(4,119,815)	$(1,221,439)	$48,368,517
Strategic Income Fund*	17,824,573	(283,784,080)	(265,959,507)	1,599,486,345
High Income Fund*	538,667	(3,906,230)	(3,367,563)	57,223,569

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, tax treatment of premium amortization and tax treatment of certain other investments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

9. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2023, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$16,626,803	$21,896,202
Strategic Income Fund	409,043,209	479,787,445
High Income Fund	29,822,559	24,420,593

Investment Transactions in long term U.S. Government Obligations for the six months ended March 31, 2023 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$1,987,734	$–

10. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2023 were as follows:

Strategic Income Fund

Security Name	Market Value as of October 1, 2022	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of March 31, 2023	Share Balance as of March 31, 2023	Dividends
RiverNorth/Oaktree High Income Fund	$29,458,779	$1,517,289	$–	$741,802	$–	$31,717,870	3,748,448	$1,517,289
				$741,802	$–	$31,717,870	3,748,448	$1,517,289

11. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015, April 5, 2016, April 4, 2017, April 3, 2018, April 2, 2019, March 31, 2020, March 30, 2021 and on March 29, 2022. The Revolving Credit Agreement expires on March 28, 2023. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 6.07% at March 31, 2023. For the six months ended March 31, 2023, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

Semi-Annual Report | March 31, 2023	137

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, Core Opportunity Fund, Strategic Income Fund and High Income Fund had no borrowings under the Revolving Credit Agreement.

12. BENEFICIAL OWNERSHIP

On March 31, 2023, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2023, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	45.80%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	36.65%
Core Opportunity Fund – Class R	National Financial Services, LLC	26.73%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	38.92%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	33.87%
Strategic Income Fund – Class R	TD Ameritrade, Inc.	33.42%
High Income Fund – Class I	Charles Schwab & Company, Inc.	30.62%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	61.39%
High Income Fund – Class R	Charles Schwab & Company, Inc.	79.66%

13. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. Although non-U.S. dollar LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used U.S. dollar LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The U.S. Federal Reserve has begun publishing Secured Overnight Financing Rate (“SOFR”) data that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the underlying funds in which the Funds invest and Funds. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the underlying funds in which the Funds invest and Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Funds' performance or NAV.

15. RECENT MARKET DEVELOPMENTS

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new "variants" have been confirmed around the world. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Semi-Annual Report | March 31, 2023	139

RiverNorth Funds	Notes to Financial Statements

March 31, 2023 (Unaudited)

The impairment or failure of one or more banks with whom the Funds transact may inhibit a Fund's ability to access depository accounts. In such cases, the Funds may be forced to delay or forgo investments, resulting in lower performance. In the event of such a failure of a banking institution where the Funds hold depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Funds may not recover such excess, uninsured amounts.

16. SUBSEQUENT EVENTS

The Trust has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

140	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Additional Information

March 31, 2023 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

Semi-Annual Report | March 31, 2023	141

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”), held on November 8, 2022 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)), considered the renewal of the management agreement (the “Management Agreement”) between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust.

The Board received materials compiled by the Adviser and the Funds’ administrator, including, among other items, a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Funds’ cumulative and annualized returns as compared to the Funds’ benchmarks, the Funds’ fact sheets for the quarter ended September 30, 2022, a performance comparison of the Funds compared to other funds managed by RiverNorth, information regarding the Adviser’s compliance programs and a third party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. The Trustees reviewed a memorandum from their independent legal counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Trustees at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”), the Board reviewed the performance of the Fund’s Retail Class shares for the three months, one-year, three-years, five-years, ten-years and since inception periods ended September 30, 2022. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation -30% to 70% Equity fund universe and to a peer group of similar funds within the Allocation -30% to 70% Equity fund universe selected by FUSE. The Board observed that the Fund had outperformed the peer group median for the three-year, five-year, ten-year and since inception periods and underperformed the peer group median for the three-month and one-year periods ended September 30, 2022. The Board further noted that the Fund had outperformed the peer universe for each period other than the one-year period ended September 30, 2022. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund had outperformed the Multi-alternative universe median for the three- and five-year periods ended September 30, 2022 and underperformed the Multi-alternative universe median for the one-year period ended September 30, 2022.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group and fund universe determined by FUSE. The Board noted that the Core Opportunity Fund’s Class Retail shares’ annual net expense ratio was higher than the peer group median but lower than the peer group average. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the universe. Differences in strategies as compared to both the funds in the peer group and universe were recalled, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee for the Fund was above the median paid by the peer funds, but within the range of the peers. The Board noted the differences in strategies between the Fund and the peer funds, highlighting the active management of the Fund’s portfolio. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that although fees were generally above the median relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Strategic Income Fund

Regarding the RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”), the Board reviewed the performance of the Fund for the three month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2022. The Board noted that the Strategic Income Fund outperformed the median of FUSE’s Multisector Bond fund universe for the ten-year and since inception periods and underperformed the median for three-month, one-year, three-year and five-year periods ended September 30, 2022. In comparison to the peer funds, the Fund outperformed the median for the ten-year and since inception periods and underperformed the median for the three-month, one-year, three-year and five-year periods ended September 30, 2022. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund had underperformed the Multi-alternative universe median for the one-, three- and five-year periods ended September 30, 2022.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group and fund universe determined by FUSE. The Board noted that the Strategic Income Fund’s Class I shares annual net expense ratio was higher than the median of the peer group and universe, but within the range of the peer group. The Board also noted that the annual management fee for the Fund was higher than the median of the peer group and Multisector Bond fund universe, but within the range of the peer group. The Trustees noted that the Adviser actively manages a portion of the Fund in addition to delegating the management of a portion of the Fund’s portfolio to DoubleLine Capital LP (the “Sub-Adviser”). The Board also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

Semi-Annual Report | March 31, 2023	143

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

High Income Fund

Regarding the RiverNorth/Oaktree High Income Fund (the “High Income Fund”), the Board reviewed the performance of the Fund’s Class I shares for the three month, one-year, three-year, five year and since inception periods ended September 30, 2022. The Board noted that the High Income Fund outperformed the median of the peer group and universe for the three-month and one-year periods ended September 30, 2022 and underperformed the median of the peer group and universe for the three-year, five-year and since inception periods ended September 30, 2022. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund had underperformed the Multi-alternative universe median for the one-, three- and five-year periods ended September 30, 2022. The Trustees acknowledged the fact that the Fund’s split strategy between closed-end funds (“CEFs”), and high-yield and senior loans differed from the funds in each group.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group and fund universe determined by FUSE a. The Board noted that the High Income Fund’s Class I shares annual gross management fee and annual net expense ratio was higher than the median of the peer group and universe. The Board recalled that most of the funds in FUSE’s fund universe and peer group utilized a less complex high yield strategy than that of the High Yield Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for the universe of funds prepared by FUSE. It was noted that the Fund’s management fee was below the universe median, and the Fund’s total net expenses were above the universe median. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree Fund Advisors, LLC (“Oaktree”), the Fund’s sub-adviser.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts and extensive experience with CEFs, noting the fact that RiverNorth was an industry leader in the area. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and could be expected to do so in the future for the Funds.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition was stable. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Conclusion

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration of the Sub-Advisory Agreement with DoubleLine Capital, LP with respect to the Strategic Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine related to the Strategic Income Fund.

The Board received materials compiled by DoubleLine and the Adviser, provided in support of the proposed renewal of the DoubleLine Sub-Advisory Agreement (“Renewal Materials”). The Board considered the renewal of the DoubleLine Sub-Advisory Agreement, noting that the Renewal Materials contained information compiled by DoubleLine and the Adviser, including a copy of the DoubleLine Sub-Advisory Agreement, DoubleLine’s response to a questionnaire regarding its profitability, management and operations, a copy of DoubleLine’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine to the Strategic Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Strategic Income Fund, (v) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (vi) whether the fee levels of the Strategic Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

Semi-Annual Report | March 31, 2023	145

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the DoubleLine Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the DoubleLine Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive session and at the Meeting in determining to renew the DoubleLine Sub-Advisory Agreement.

The Board reviewed the performance of the Strategic Income Fund for the three months, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the DoubleLine strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to DoubleLine against the fees that DoubleLine charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by DoubleLine, the Board considered that under the terms of the DoubleLine Sub-Advisory Agreement, DoubleLine would, subject to the supervision of the Board, provide to the Strategic Income Fund such investment advice as DoubleLine, in its discretion, deemed advisable and would furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of DoubleLine’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

As to the cost of the services to be provided and to the profits to be realized by DoubleLine, the Board reviewed DoubleLine’s financial condition. The Board, including the Independent Trustees, determined that the DoubleLine Sub-Advisory Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Sub-Advisory Agreement between the Adviser and DoubleLine for an additional one-year period.

Consideration of the Sub-Advisory Agreement with Oaktree Capital Management, L.P. with respect to the High Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “Oaktree Sub-Advisory Agreement”) between the Adviser and Oaktree related to the High Income Fund.

The Board received materials compiled by Oaktree and the Adviser, provided in support of the proposed renewal of the Oaktree Sub-Advisory Agreement (“Renewal Materials”). The Board considered the renewal of the Oaktree Sub-Advisory Agreement, noting that the Renewal Materials contained information compiled by Oaktree and the Adviser, including a copy of the Oaktree Sub-Advisory Agreement, Oaktree’s response to a questionnaire regarding its profitability, management and operations, a copy of Oaktree’s Form ADV and information regarding the performance of the Fund. The Board considered the following factors, among others, in reaching its determination to renew the Oaktree Sub-Advisory Agreement: (i) the investment performance of the High Income Fund and the investment performance of Oaktree, (ii) the nature, extent and quality of the services provided by Oaktree to the High Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by Oaktree and any of its affiliates from the relationship with the High Income Fund, (v) the extent to which economies of scale will be realized by the High Income Fund as it grows, and (vi) whether the fee levels of the High Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Oaktree Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Oaktree Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive session and at the Meeting in determining to renew the Oaktree Sub-Advisory Agreement.

The Board reviewed the performance of the High Income Fund for the three months, one-year, three-year, five-year and since inception periods. The Trustees recalled their deliberations regarding the High Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree relative to other accounts managed by Oaktree. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the Oaktree strategy.

Semi-Annual Report | March 31, 2023	147

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2023 (Unaudited)

As to the comparative fees and expenses, the Board considered the management fee paid by the High Income Fund to the Adviser, and noted that the Adviser pays Oaktree from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to Oaktree against the fees that Oaktree charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by Oaktree, the Board considered that under the terms of the Oaktree Sub-Advisory Agreement, Oaktree would, subject to the supervision of the Board, provide to the High Income Fund such investment advice as Oaktree, in its discretion, deemed advisable and would furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of Oaktree, which provided details regarding the experience of Oaktree’s investment personnel. Oaktree also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with Oaktree’s work with the High Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that Oaktree had provided quality services and could be expected to continue to do so for the High Income Fund.

As to the cost of the services to be provided and to the profits to be realized by Oaktree, the Board reviewed Oaktree’s financial condition. The Board, including the Independent Trustees determined that the Oaktree Sub-Advisory Agreement and the compensation to Oaktree was reasonable and the financial condition of Oaktree was adequate. The Board noted that Oaktree has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the High Income Fund to continue the Oaktree Sub-Advisory Agreement between the Adviser and Oaktree for an additional one-year period.

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RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Jerry R. Raio

David M. Swanson

John K. Carter

J. Wayne Hutchens

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rules 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable – applies to closed-end funds only.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2023

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	June 8, 2023